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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08365

     Evergreen Select Fixed Income Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for October 31, 2007 of its series, Evergreen Core Bond Fund and Evergreen Select High Yield Bond Fund for the six months ended October 31, 2007. Theses 2 series have an April 30th fiscal year end.

Date of reporting period: October 31, 2007

Item 1 - Reports to Stockholders.

Evergreen Core Bond Fund

Evergreen

CORE BOND FUND

Semiannual Report
as of October 31, 2007

Evergreen Investments℠
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
26	STATEMENT OF ASSETS AND LIABILITIES
27	STATEMENT OF OPERATIONS
28	STATEMENTS OF CHANGES IN NET ASSETS
30	NOTES TO FINANCIAL STATEMENTS
39	ADDITIONAL INFORMATION
44	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Core Bond Fund for the six-month period ended October 31, 2007.

The U.S. fixed income market delivered modest, but positive, returns during the six-month period, despite widening concerns about credit quality stemming from weakness in U.S. housing and growing problems in the subprime mortgage market. The period saw a general flight to quality as investors sought out the highest quality debt, especially U.S. Treasuries. As prices of Treasuries and other high-grade securities rose, their yields trended down, leading to outperformance by longer-maturity securities. At the same time, higher-yielding, lower-rated corporate bonds experienced some price erosion during the period after outperforming high-grade securities for several years. Concerns about the credit markets prompted the U.S. Federal Reserve Board (the “Fed”) and other major central banks to intervene and inject additional liquidity into the capital markets. While these steps in the closing three months of the period restored some measure of confidence, investors continued to watch warily for signs of economic weakness. Stocks of U.S. companies produced generally healthy returns, despite increasing market volatility. Investors began to favor larger companies with more consistent earnings, while the growth style of investing led the market after several years of outperformance by value stocks.

Despite the problems in housing and subprime mortgages, the domestic economy maintained its growth trajectory. Solid increases in exports

LETTER TO SHAREHOLDERS continued

and in business investment helped offset declining residential values. At the same time, steadily rising employment levels and moderately improving wages increased prospects that healthy consumer spending patterns would be sustained. Substantially exceeding expectations, U.S. Gross Domestic Product grew at an annual rate of 4.9% in the third quarter of 2007, significantly higher than the brisk 3.8% rate of the previous quarter. However, some signs of emerging economic weakness began to appear. Operating earnings of companies in the S&P 500 Index declined in the third quarter, principally because of dramatic write-downs taken by major corporations, predominately in the financials sector. Moreover, surging prices for oil, gold and most commodities, combined with the declining U.S. dollar, suggested some increased potential for rising inflation.

During the six-month period, managers of Evergreen’s intermediate and long-term bond fund teams focused on the issues influencing both the opportunities and challenges in managing specific portfolios. The teams managing the higher-quality portfolios, including Evergreen Core Bond Fund, Evergreen Core Plus Bond Fund, Evergreen U.S. Government Fund and Evergreen Institutional Mortgage Portfolio, assessed factors such as employment and inflationary trends, Fed policy and interest-rate expectations. At the same time, the managers supervising Evergreen High Income Fund and Evergreen Select High Yield Bond Fund tended to position their credit-sensitive portfolios relatively conservatively during a period of increasing volatility. The managers of Evergreen Diversified Income Builder Fund, meanwhile, repositioned their

LETTER TO SHAREHOLDERS continued

portfolio, maintaining an emphasis on better-quality, high-yield corporate bonds while also increasing the exposure to dividend-paying stocks.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the National Association of Securities Dealers (NASD).

FUND AT A GLANCE

as of October 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Tattersall Advisory Group, Inc.

Portfolio Managers:

• Robert A. Calhoun, CFA
• Parham M. Behrooz, CFA
• Mehmet Camurdan, CFA
• Eric R. Harper, CFA
• Todd C. Kuimjian, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2007.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/13/1990

	Class A	Class B	Class C	Class I	Class IS	Class R
Class inception date	5/11/2001	5/11/2001	5/11/2001	12/13/1990	10/2/1997	10/10/2003

Nasdaq symbol	ESBAX	ESBBX	ESBCX	ESBIX	ESBSX	ESBRX

6-month return
with sales charge	-3.11%	-3.64%	0.33%	N/A	N/A	N/A

6-month return
w/o sales charge	1.71%	1.33%	1.33%	1.84%	1.71%	1.58%

Average annual
return*

1-year with sales
charge	-0.69%	-1.49%	2.50%	N/A	N/A	N/A

1-year w/o sales
charge	4.26%	3.49%	3.49%	4.53%	4.27%	4.01%

5-year	3.03%	2.95%	3.29%	4.33%	4.07%	3.90%

10-year	5.14%	5.17%	5.17%	5.85%	5.59%	5.63%

Maximum sales	4.75%	5.00%	1.00%	N/A	N/A	N/A
charge	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and R prior to their inception is based on the performance of Class I, the original class offered. Historical performance shown for Class IS is based on the performance of Class IS of the fund’s predecessor fund, Tattersall Bond Fund, from 10/2/1997 to 6/7/1999. Historical performance shown for Class I, prior to 6/7/1999, is based on the performance of Class I of the fund’s predecessor fund, Tattersall Bond Fund. The historical returns for Classes A, B, C, IS and R have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class IS, 0.30% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C, IS and R would have been lower.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Class A. Had the fees not been waived or reimbursed, returns would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Core Bond Fund Class A shares versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI) and the Consumer Price Index (CPI).

The LBABI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) to certain mutual fund wrap program clients of Wachovia Securities and of third-party broker/dealers when purchased through a clearing relationship with Wachovia Securities or an affiliate providing mutual fund clearing services, (3) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (4) to certain institutional investors, and (5) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates. A high rate of defaults on the mortgages held by a mortgage pool may limit the pool’s ability to make payments to the fund if the fund holds securities that are subordinate to other interest in the same mortgage pool; the risk of such defaults is generally higher in mortgage pools that include subprime mortgages.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

All data is as of October 31, 2007, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2007 to October 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	5/1/2007	10/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,017.06	$ 3.55
Class B	$ 1,000.00	$ 1,013.28	$ 7.34
Class C	$ 1,000.00	$ 1,013.28	$ 7.34
Class I	$ 1,000.00	$ 1,018.38	$ 2.28
Class IS	$ 1,000.00	$ 1,017.11	$ 3.55
Class R	$ 1,000.00	$ 1,015.83	$ 4.81
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,021.62	$ 3.56
Class B	$ 1,000.00	$ 1,017.85	$ 7.35
Class C	$ 1,000.00	$ 1,017.85	$ 7.35
Class I	$ 1,000.00	$ 1,022.87	$ 2.29
Class IS	$ 1,000.00	$ 1,021.62	$ 3.56
Class R	$ 1,000.00	$ 1,020.36	$ 4.82

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.70% for Class A, 1.45% for Class B, 1.45% for Class C, 0.45% for Class I, 0.70% for Class IS
and 0.95% for Class R), multiplied by the average account value over the period, multiplied by 184 / 366 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,
	October 31, 2007
CLASS A	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 10.47	$ 10.24	$ 10.66	$ 10.65	$ 10.99	$ 10.53

Income from investment operations
Net investment income (loss)	0.24	0.47	0.43	0.39	0.35	0.48
Net realized and unrealized gains or losses
on investments	(0.07)	0.23	(0.38)	0.12	(0.17)	0.57

Total from investment operations	0.17	0.70	0.05	0.51	0.18	1.05

Distributions to shareholders from
Net investment income	(0.24)	(0.47)	(0.44)	(0.42)	(0.43)	(0.48)
Net realized gains	0	0	(0.03)	(0.08)	(0.09)	(0.11)

Total distributions to shareholders	(0.24)	(0.47)	(0.47)	(0.50)	(0.52)	(0.59)

Net asset value, end of period	$ 10.40	$ 10.47	$ 10.24	$ 10.66	$ 10.65	$ 10.99

Total return[1]	1.71%	7.02%	0.40%	4.85%	1.68%	10.20%

Ratios and supplemental data
Net assets, end of period (thousands)	$470,976	$437,106	$436,321	$452,253	$455,930	$454,679
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.70%[2]	0.71%	0.74%	0.75%	0.74%	0.70%
Expenses excluding waivers/reimbursements
and expense reductions	0.85%[2]	0.84%	0.85%	0.83%	0.81%	0.77%
Net investment income (loss)	4.62%[2]	4.57%	4.08%	3.62%	3.30%	4.47%
Portfolio turnover rate	123%	156%	184%	183%	204%	206%

1 Excluding applicable sales charges

2 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,
	October 31, 2007
CLASS B	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 10.47	$ 10.24	$ 10.66	$ 10.65	$ 10.99	$ 10.53

Income from investment operations
Net investment income (loss)	0.20	0.40	0.35[1]	0.31	0.28	0.40
Net realized and unrealized gains or losses
on investments	(0.06)	0.23	(0.38)	0.13	(0.17)	0.57

Total from investment operations	0.14	0.63	(0.03)	0.44	0.11	0.97

Distributions to shareholders from
Net investment income	(0.21)	(0.40)	(0.36)	(0.35)	(0.36)	(0.40)
Net realized gains	0	0	(0.03)	(0.08)	(0.09)	(0.11)

Total distributions to shareholders	(0.21)	(0.40)	(0.39)	(0.43)	(0.45)	(0.51)

Net asset value, end of period	$ 10.40	$ 10.47	$ 10.24	$ 10.66	$ 10.65	$ 10.99

Total return[2]	1.33%	6.25%	(0.30%)	4.13%	0.97%	9.39%

Ratios and supplemental data
Net assets, end of period (thousands)	$136,754	$151,785	$180,123	$226,798	$274,746	$310,416
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.45%[3]	1.45%	1.45%	1.45%	1.44%	1.44%
Expenses excluding waivers/reimbursements
and expense reductions	1.55%[3]	1.54%	1.55%	1.53%	1.51%	1.51%
Net investment income (loss)	3.86%[3]	3.83%	3.36%	2.92%	2.60%	3.70%
Portfolio turnover rate	123%	156%	184%	183%	204%	206%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,
	October 31, 2007
CLASS C	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 10.47	$ 10.24	$ 10.66	$ 10.65	$ 10.99	$ 10.53

Income from investment operations
Net investment income (loss)	0.20	0.40	0.35	0.31	0.28	0.40
Net realized and unrealized gains or losses
on investments	(0.06)	0.23	(0.38)	0.13	(0.17)	0.57

Total from investment operations	0.14	0.63	(0.03)	0.44	0.11	0.97

Distributions to shareholders from
Net investment income	(0.21)	(0.40)	(0.36)	(0.35)	(0.36)	(0.40)
Net realized gains	0	0	(0.03)	(0.08)	(0.09)	(0.11)

Total distributions to shareholders	(0.21)	(0.40)	(0.39)	(0.43)	(0.45)	(0.51)

Net asset value, end of period	$ 10.40	$ 10.47	$ 10.24	$ 10.66	$ 10.65	$ 10.99

Total return[1]	1.33%	6.25%	(0.30%)	4.13%	0.97%	9.39%

Ratios and supplemental data
Net assets, end of period (thousands)	$132,159	$138,271	$127,905	$130,261	$142,096	$151,286
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.45%[2]	1.45%	1.45%	1.45%	1.44%	1.44%
Expenses excluding waivers/reimbursements
and expense reductions	1.55%[2]	1.54%	1.55%	1.53%	1.51%	1.51%
Net investment income (loss)	3.86%[2]	3.83%	3.38%	2.93%	2.60%	3.70%
Portfolio turnover rate	123%	156%	184%	183%	204%	206%

1 Excluding applicable sales charges

2 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,
	October 31, 2007
CLASS I	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 10.47	$ 10.24	$ 10.66	$ 10.65	$ 10.99	$ 10.53

Income from investment operations
Net investment income (loss)	0.25	0.51	0.46	0.42	0.40	0.51
Net realized and unrealized gains or losses
on investments	(0.06)	0.22	(0.38)	0.12	(0.18)	0.57

Total from investment operations	0.19	0.73	0.08	0.54	0.22	1.08

Distributions to shareholders from
Net investment income	(0.26)	(0.50)	(0.47)	(0.45)	(0.47)	(0.51)
Net realized gains	0	0	(0.03)	(0.08)	(0.09)	(0.11)

Total distributions to shareholders	(0.26)	(0.50)	(0.50)	(0.53)	(0.56)	(0.62)

Net asset value, end of period	$ 10.40	$ 10.47	$ 10.24	$ 10.66	$ 10.65	$ 10.99

Total return	1.84%	7.31%	0.70%	5.17%	1.98%	10.48%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,091,654	$3,336,264	$3,568,884	$3,608,802	$3,693,542	$3,544,010
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.45%[1]	0.45%	0.45%	0.45%	0.44%	0.44%
Expenses excluding waivers/reimbursements
and expense reductions	0.55%[1]	0.54%	0.55%	0.53%	0.51%	0.51%
Net investment income (loss)	4.85%[1]	4.83%	4.37%	3.92%	3.60%	4.72%
Portfolio turnover rate	123%	156%	184%	183%	204%	206%

1 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,
	October 31, 2007
CLASS IS	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 10.47	$ 10.24	$ 10.66	$ 10.65	$ 10.99	$ 10.53

Income from investment operations
Net investment income (loss)	0.24	0.48	0.43	0.40	0.37[1]	0.48
Net realized and unrealized gains or losses
on investments	(0.06)	0.23	(0.38)	0.12	(0.18)	0.57

Total from investment operations	0.18	0.71	0.05	0.52	0.19	1.05

Distributions to shareholders from
Net investment income	(0.25)	(0.48)	(0.44)	(0.43)	(0.44)	(0.48)
Net realized gains	0	0	(0.03)	(0.08)	(0.09)	(0.11)

Total distributions to shareholders	(0.25)	(0.48)	(0.47)	(0.51)	(0.53)	(0.59)

Net asset value, end of period	$ 10.40	$ 10.47	$ 10.24	$ 10.66	$ 10.65	$ 10.99

Total return	1.71%	7.04%	0.45%	4.91%	1.73%	10.20%

Ratios and supplemental data
Net assets, end of period (thousands)	$39,175	$43,403	$44,797	$54,682	$52,290	$53,991
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.70%[2]	0.70%	0.70%	0.70%	0.70%	0.70%
Expenses excluding waivers/reimbursements
and expense reductions	0.80%[2]	0.79%	0.80%	0.78%	0.77%	0.76%
Net investment income (loss)	4.60%[2]	4.59%	4.12%	3.68%	3.36%	4.48%
Portfolio turnover rate	123%	156%	184%	183%	204%	206%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,
	October 31, 2007
CLASS R	(unaudited)	2007	2006	2005	2004[1]

Net asset value, beginning of period	$ 10.47	$ 10.24	$ 10.66	$10.65	$10.83

Income from investment operations
Net investment income (loss)	0.23	0.45	0.41	0.40	0.20
Net realized and unrealized gains or losses
on investments	(0.07)	0.23	(0.39)	0.09	(0.07)

Total from investment operations	0.16	0.68	0.02	0.49	0.13

Distributions to shareholders from
Net investment income	(0.23)	(0.45)	(0.41)	(0.40)	(0.22)
Net realized gains	0	0	(0.03)	(0.08)	(0.09)

Total distributions to shareholders	(0.23)	(0.45)	(0.44)	(0.48)	(0.31)

Net asset value, end of period	$ 10.40	$ 10.47	$ 10.24	$10.66	$10.65

Total return	1.58%	6.78%	0.20%	4.65%	1.21%

Ratios and supplemental data
Net assets, end of period (thousands)	$37,460	$33,411	$17,879	$5,628	$ 192
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.95%[2]	0.95%	0.95%	0.95%	0.96%[2]
Expenses excluding waivers/reimbursements
and expense reductions	1.05%[2]	1.04%	1.05%	1.04%	1.04%[2]
Net investment income (loss)	4.50%[2]	4.35%	3.98%	3.60%	2.47%[2]
Portfolio turnover rate	123%	156%	184%	183%	204%

1 For the period from October 10, 2003 (commencem ent of class operations), to April 30, 2004.

2 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

October 31, 2007 (unaudited)

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 10.2%
FIXED-RATE 6.8%
FHLMC:
6.90%, 12/01/2010 ##	$ 39,185,000	$41,805,693
7.21%, 06/15/2017	9,895,298	10,247,769
FNMA:
4.32%, 12/01/2009	4,770,000	4,733,611
4.88%, 01/01/2013	5,007,774	4,963,460
5.10%, 12/01/2011	13,926,705	13,959,222
5.37%, 04/01/2017	2,460,000	2,430,923
5.38%, 09/01/2012	14,062,339	14,208,001
5.40%, 05/01/2017	3,483,171	3,504,941
5.81%, 01/01/2009	9,241,198	9,286,551
5.82%, 11/01/2011	5,402,362	5,497,661
5.85%, 02/01/2009	3,698,114	3,714,755
5.86%, 04/01/2009	103,034	103,675
5.96%, 12/01/2008	3,398,787	3,410,894
6.06%, 09/01/2016	1,453,903	1,515,461
6.09%, 03/01/2012	10,243,965	10,574,070
6.12%, 04/01/2009	7,011,606	7,077,922
6.125%, 05/01/2009	3,992,589	4,031,007
6.20%, 09/01/2008 - 12/01/2011	17,184,463	17,780,078
6.23%, 04/01/2011	1,931,968	1,990,792
6.26%, 06/01/2009	5,211,487	5,291,004
6.28%, 08/01/2011	17,445,000	18,059,311
6.31%, 03/01/2008	1,817,428	1,811,566
6.32%, 08/01/2012	5,583,114	5,858,641
6.37%, 08/01/2011	4,079,929	4,231,714
6.40%, 06/01/2009	7,692,938	7,798,323
6.42%, 08/01/2013	5,580,509	5,626,993
6.53%, 02/01/2016	5,520,363	5,903,535
6.54%, 12/01/2007	56,106	55,923
6.73%, 08/01/2009	81,566	83,219
6.79%, 07/01/2009	53,943	54,999
6.93%, 11/01/2012	2,864,067	3,038,240
6.96%, 10/01/2010 - 12/01/2010	18,898,846	19,743,400
7.01%, 12/01/2010	14,846,815	15,552,778
Ser. 2006-M2, Class 1F, 4.85%, 07/25/2012	10,398,582	10,414,596

		264,360,728

FLOATING-RATE 3.4%
FNMA:
5.63%, 12/01/2011	14,895,564	15,174,871
5.93%, 11/01/2036	28,083,349	28,296,667
5.97%, 11/01/2011	17,903,686	18,401,565
6.11%, 02/01/2012 - 07/01/2012 ##	31,973,635	33,047,289

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FLOATING-RATE continued
FNMA:
7.24%, 12/01/2010 ##	$ 25,619,307	$26,813,141
7.41%, 04/01/2010	11,331,811	11,809,506

		133,543,039

Total Agency Commercial Mortgage-Backed Securities
(cost $405,959,786)		397,903,767

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 10.8%
FIXED-RATE 10.8%
FHLMC:
Ser. 0243, Class 6, IO, 6.00%, 12/15/2032	111,267	26,330
Ser. 1590, Class IA, 6.43%, 10/15/2023	234,120	237,642
Ser. 1897, Class K, 7.00%, 09/15/2026	6,766	6,962
Ser. 2006-44, Class OA, 5.50%, 12/25/2026	363,380	365,601
Ser. 2043, Class ZP, 6.50%, 04/15/2028	166,950	172,072
Ser. 2173, Class Z, 6.50%, 07/15/2029	411,155	425,579
Ser. 2326, Class ZP, 6.50%, 06/15/2031	64,443	66,391
Ser. 2423, Class MC, 7.00%, 03/15/2032	98,656	103,033
Ser. 2647, Class PC, 5.00%, 11/15/2031	1,250,000	1,222,369
Ser. 2654, Class OG, 5.00%, 02/15/2032	14,686,000	13,879,439
Ser. 2656, Class BG, 5.00%, 10/15/2032	26,855,000	26,262,546
Ser. 2762, Class LE, 5.00%, 11/15/2029	18,366,874	18,189,103
Ser. 2772, Class GE, 5.00%, 08/15/2029	11,036,000	10,927,541
Ser. 2778, Class JD, 5.00%, 12/15/2032 ##	45,813,000	44,399,971
Ser. 2783, Class PC, 5.00%, 12/15/2028	16,598,126	16,421,947
Ser. 2840, Class OD, 5.00%, 07/15/2029	325,000	320,425
Ser. 2941, Class XC, 5.00%, 12/15/2030	27,080,000	26,635,051
Ser. 3056, Class HC, 5.00%, 02/15/2031	22,585,794	22,156,689
Ser. 3059, Class CD, 5.00%, 04/15/2031	3,786,000	3,714,080
Ser. 3072, Class NK, 5.00%, 05/15/2031	17,749,336	17,617,268
Ser. 3079, Class MC, 5.00%, 02/15/2031	23,152,763	22,692,884
Ser. 3079, Class MD, 5.00%, 03/15/2034	31,819,250	30,546,353
Ser. 3082, Class PJ, 5.00%, 09/15/2034 ##	54,478,000	52,226,648
Ser. 3104, Class QD, 5.00%, 05/15/2034	22,179,817	21,245,339
FNMA:
Ser. 0342, Class 2, IO, 6.00%, 09/01/2033	304,429	74,570
Ser. 1998-61, Class PL, 6.00%, 11/25/2028	97,107	98,623
Ser. 1999, Class LH, 6.50%, 11/25/2029	134,593	139,616
Ser. 2001-06, Class ZC, 6.50%, 09/25/2030	356,301	369,674
Ser. 2001-46, Class ZG, 6.00%, 09/25/2031	649,005	659,134
Ser. 2001-70, Class LR, 6.00%, 09/25/2030	52,613	52,717
Ser. 2001-82, Class ZA, 6.50%, 01/25/2032	87,680	89,677

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS continued
FIXED-RATE continued
FNMA:
Ser. 2002-56, Class KW, 6.00%, 04/25/2023	$370,000	$373,804
Ser. 2003-025, Class IK, IO, 7.00%, 04/25/2033	880,456	210,638
Ser. 2003-033, Class IA, IO, 6.50%, 05/25/2033	356,069	83,915
Ser. 2003-084, Class PW, 3.00%, 06/25/2022	80,490	79,885
Ser. 2003-092, Class KH, 5.00%, 03/25/2032	35,580,000	34,625,865
Ser. 2003-129, Class PW, 4.50%, 07/25/2033	1,400,000	1,382,539
Ser. 2004-33, Class MW, 4.50%, 01/25/2030	225,000	215,105
Ser. 2004-45, Class VB, 4.50%, 10/25/2028	100,000	90,310
Ser. 2005-20, Class QE, 5.00%, 10/25/2030	30,280,000	29,721,283
Ser. 2005-31, Class PB, 5.50%, 04/25/2035	75,000	73,776
Ser. 2006-38, Class PD, 5.00%, 12/25/2034	25,000,000	23,850,177
Ser. 2006-57, Class PA, 5.50%, 08/25/2027	407,425	409,831

		422,462,402

FLOATING-RATE 0.0%
FHLMC, Ser. 2504, Class FP, 5.59%, 03/15/2032	246,623	249,437
GNMA, Ser. 2002-41, Class GS, IO, 5.14%, 06/16/2032	175,419	26,249

		275,686

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $418,959,491)		422,738,088

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 9.3%
FIXED-RATE 9.2%
FHLMC:
4.50%, 05/01/2018 - 04/01/2035	27,184,825	25,348,535
5.00%, 08/01/2018 - 12/01/2034	41,191,459	40,607,373
5.50%, 02/01/2017 - 11/01/2017	639,891	643,358
6.00%, 04/01/2014 - 08/01/2034	2,268,801	2,304,676
6.50%, 09/01/2019 - 02/01/2033	10,557,758	10,869,057
7.00%, 02/01/2015 - 05/01/2032	724,141	754,751
FHLMC 30 year:
5.00%, TBA #	125,405,000	120,290,859
5.50%, TBA #	52,895,000	52,043,708
FNMA:
4.50%, 05/01/2018 - 02/01/2022	3,225,424	3,131,182
5.00%, 12/01/2017 - 03/01/2036	33,009,249	32,126,118
6.00%, 12/01/2008 - 11/01/2033	2,444,939	2,479,410
6.50%, 04/01/2017 - 08/01/2032	1,553,943	1,598,979
7.00%, 08/01/2028 - 06/01/2032	195,266	204,437
7.50%, 02/01/2012 - 01/01/2033	3,728,245	3,927,913
FNMA 15 year:
5.00%, TBA #	36,300,000	35,715,788
5.50%, TBA #	25,310,000	25,337,689

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
GNMA:
7.00%, 11/15/2029	$213,276	$224,768
7.75%, 07/15/2020 - 08/15/2021	682,863	717,749
8.25%, 07/15/2008	328	333
11.50%, 05/15/2013 - 06/15/2013	10,446	11,813

		358,338,496

FLOATING-RATE 0.1%
FNMA, 5.51%, 12/01/2011	2,086,266	2,117,261
GNMA, 5.75%, 07/20/2024	3,959,921	3,992,122

		6,109,383

Total Agency Mortgage-Backed Pass Through Securities
(cost $365,591,566)		364,447,879

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 1.8%
FNMA:
Ser. 2003-W02, Class 2A9, 5.90%, 07/25/2042	39,963,433	40,607,935
Ser. 2003-W12, Class 1A8, 4.55%, 06/25/2043	29,705,000	29,009,460

Total Agency Reperforming Mortgage-Backed Collateralized Mortgage
Obligations (cost $69,003,063)		69,617,395

ASSET-BACKED SECURITIES 4.6%
Credit Suisse Mtge. Capital Cert., Ser. 2007-03, Class 1A3A, 5.75%, 04/25/2037	7,175,000	6,986,297
CSAB Mtge. Backed Trust, Ser. 2006-02, Class A3A, 5.80%, 09/25/2036	21,140,000	21,446,741
Deutsche Alt-A Securities, Inc., Mtge. Loan Trust,
Ser. 2005-04, Class A3, 5.25%, 09/25/2035	18,280,000	18,044,349
Ser. 2005-03, Class 4A5, 5.25%, 06/25/2035	22,504,000	22,349,141
Deutsche Securities, Inc., NIM, Ser. 2007-0A1, Class N1, 6.50%, 02/25/2047
144A	3,330,196	3,304,088
HSBC Home Equity Loan Trust, Ser. 2005-03, Class A1, 5.26%, 01/20/2035	2,157	2,130
JPMorgan Alternative Loan Trust:
Ser. 2006-S2, Class A2, 5.81%, 05/25/2036	29,440,000	29,182,989
Ser. 2006-S2, Class A6, 6.05%, 05/25/2036	10,713,000	10,455,781
Lehman XS Trust:
Ser. 2005-01, Class 3A3A, 5.11%, 07/25/2035	2,350,000	1,964,724
Ser. 2005-06, Class 3A2B, 5.42%, 11/25/2035	3,795,000	3,691,890
Ser. 2005-06, Class 3A3A, 5.76%, 11/25/2035	15,336,000	14,523,387
Ser. 2006-05, Class 2A4A, 5.89%, 04/25/2036	1,625,000	1,611,146
MASTR Asset Backed Securities Trust, Ser. 2005-AB1, Class A4, 5.65%,
10/25/2032	16,177,000	15,601,261
Morgan Stanley Mtge. Trust, Ser. 2006-2, Class 5A3, 5.50%, 02/25/2036	14,060,000	13,506,399
Nomura Asset Acceptance Corp.:
Ser. 2006-AF2, Class 1A4, 6.43%, 07/25/2036	7,950,000	7,934,403
Ser. 2006-AP1, Class A2, 5.52%, 01/25/2036	5,345,000	5,260,788

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

ASSET-BACKED SECURITIES continued
Salomon Brothers Mtge. Securities V, Ser. 1985-1, Class Z, 10.25%,
04/01/2016 (h) +	$1,536	$1,536
Vanderbilt Mtge. & Fin., Inc., Ser. 2002-B, Class A3, 4.70%, 10/17/2018	4,714,772	4,704,225

Total Asset-Backed Securities (cost $182,456,087)		180,571,275

COMMERCIAL MORTGAGE-BACKED SECURITIES 19.6%
FIXED-RATE 13.0%
Banc of America Comml. Mtge. Securities, Inc.:
Ser. 2004-04, Class A6, 4.88%, 07/10/2042	12,635,000	12,214,867
Ser. 2006-05, Class A2, 5.32%, 10/10/2011	300,000	303,960
Ser. 2007-02, Class A2, 5.63%, 04/10/2049	18,970,000	19,137,490
Citigroup Comml. Mtge. Trust, Ser. 2007-C6, Class C, 5.70%, 07/10/2017	6,360,000	5,969,137
Citigroup/Deutsche Bank Comml. Mtge. Trust, Ser. 2007-CD4, Class A2B, 5.21%,
12/11/2049	310,000	307,951
Commercial Mtge. Pass-Through Cert.:
Ser. 2004-LB2A, Class A4, 4.72%, 03/10/2039	12,000,000	11,532,583
Ser. 2007-C9, Class B, 6.01%, 12/10/2049	18,607,000	17,737,968
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2003-C3, Class A2, 2.85%, 05/15/2038	36,115,000	35,714,748
Ser. 2004-C1, Class A4, 4.75%, 01/15/2037	21,060,000	20,284,352
Ser. 2005-C1, Class A4, 5.01%, 02/15/2038	41,570,000	40,232,144
Credit Suisse Mtge. Capital Cert., Ser. 2006-C5, Class A3, 5.31%, 12/15/2039	11,665,000	11,404,673
GE Capital Comml. Mtge. Corp.:
Ser. 2004-C1, Class A3, 4.60%, 11/10/2038	28,580,000	27,376,868
Ser. 2005-C1, Class A5, 4.77%, 06/10/2048	12,060,000	11,495,155
Ser. 2005-C3, Class A2, 4.85%, 07/10/2045	440,000	439,305
Ser. 2007-C1, Class C, 5.89%, 12/10/2049	28,627,000	26,825,237
Greenwich Capital Comml. Funding Corp.:
Ser. 2003-C1, Class A1, 2.31%, 07/05/2035	9,837,170	9,821,009
Ser. 2005-GG05, Class A2, 5.12%, 04/10/2037	304,000	306,158
Ser. 2007-GG09, Class A2, 5.38%, 03/10/2039	20,015,000	20,010,271
Ser. 2007-GG09, Class A4, 5.44%, 03/10/2039	41,650,000	41,086,863
Ser. 2007-GG11, Class B, 6.31%, 12/10/2049 (h)	4,184,000	4,114,127
GS Mtge. Securities Corp.:
Ser. 2006-GG8, Class A2, 5.48%, 11/10/2039	292,000	293,632
Ser. 2007-GG10, Class AM, 5.80%, 08/10/2045	32,300,000	32,589,599
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2005-LDP4, Class A2, 4.79%, 10/15/2042	200,000	199,384
Ser. 2006-LDP8, Class B, 5.52%, 05/15/2045	4,595,000	4,242,400
Ser. 2007-CB18, Class A4, 5.44%, 06/12/2047	30,950,000	30,471,696
Ser. 2007-CB19, Class AM, 5.75%, 02/12/2049	5,280,000	5,300,711
Ser. 2007-LD12, Class A2, 5.83%, 02/15/2051	15,480,000	15,711,202
Ser. 2007-LD12, Class A4, 5.88%, 02/15/2051	12,350,000	12,536,623
LB-UBS Comml. Mtge. Trust:
Ser. 2003-C7, Class A1, 3.33%, 09/15/2027	20,166,048	19,982,217
Ser. 2003-C8, Class A4, 5.12%, 11/15/2032 (p)	5,055,000	4,979,915
Ser. 2005-C5, Class A2, 4.89%, 09/15/2030	160,000	160,347
Ser. 2007-C1, Class A2, 5.32%, 09/15/2037	270,000	269,617

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FIXED-RATE continued
Merrill Lynch/Countrywide Comml. Mtge. Trust, Ser. 2006-4, Class A3, 5.17%,
12/12/2049	$6,980,000	$6,760,616
Morgan Stanley Capital I, Inc.:
Ser. 1998-XL1, Class A3, 6.48%, 06/03/2030	23,745,610	23,780,480
Ser. 2003-T11, Class A1, 3.26%, 06/13/2041	4,299,150	4,263,746
Ser. 2004-HQ4, Class A7, 4.97%, 04/14/2040	12,702,000	12,328,471
Ser. 2004-IQ8, Class A5, 5.11%, 06/15/2040	4,780,000	4,674,779
Wachovia Bank Comml. Mtge. Trust, Ser. 2003-C8, Class A1, 3.44%, 11/15/2035	11,235,543	11,075,649

		505,935,950

FLOATING-RATE 6.6%
Banc of America Comml. Mtge., Inc., Ser. 2004-3, Class A5, 5.32%, 06/10/2039	37,960,000	38,090,017
GS Mtge. Securities Corp., Ser. 2007-GG10, Class A4, 5.80%, 08/10/2045 (p)	48,985,000	49,719,917
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2004-CB9, Class A4, 5.375%, 06/12/2041	13,395,000	13,440,260
Ser. 2007-CB19, Class A4, 5.75%, 02/12/2049	31,940,000	32,368,635
Ser. 2007-LD11, Class A4, 5.82%, 06/15/2049	19,240,000	19,538,026
Morgan Stanley Capital I, Inc.:
Ser. 2004-IQ7, Class A4, 5.41%, 06/15/2038	33,730,000	33,718,019
Ser. 2006-HQ8, Class A4, 5.39%, 03/12/2044	22,750,000	22,624,616
Ser. 2007-IQ15, Class A4, 5.88%, 06/11/2049 (p)	27,705,000	28,324,251
Wachovia Bank Comml. Mtge. Trust, Ser. 2004-C12, Class A4, 5.23%,
07/15/2041	20,552,000	20,397,007

		258,220,748

Total Commercial Mortgage-Backed Securities (cost $764,367,984)		764,156,698

CORPORATE BONDS 21.0%
CONSUMER DISCRETIONARY 3.2%
Automobiles 0.0%
DaimlerChrysler AG, 7.30%, 01/15/2012 (p)	225,000	241,920

Food & Staples Retailing 0.2%
McDonalds Corp., 6.30%, 10/15/2037 (p)	7,400,000	7,576,468

Media 0.9%
Comcast Corp., 6.20%, 11/15/2008	9,875,000	9,968,457
Cox Enterprises, Inc., 4.375%, 05/01/2008 144A	320,000	318,745
Time Warner, Inc., 7.625%, 04/15/2031	24,000,000	26,779,728

		37,066,930

Multi-line Retail 1.1%
Federated Retail Holdings, Inc., 6.375%, 03/15/2037	16,255,000	14,798,097
Kohl’s Corp., 6.875%, 12/15/2037 (p)	9,950,000	10,098,554
May Department Stores Co.:
6.70%, 09/15/2028	5,385,000	4,920,393
6.90%, 01/15/2032 (p)	5,000,000	4,706,305
Target Corp., 6.50%, 10/15/2037 (p)	8,300,000	8,437,066

		42,960,415

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Specialty Retail 1.0%
Home Depot, Inc., 5.875%, 12/16/2036	$ 30,000,000	$26,277,360
Lowe’s Cos., 6.65%, 09/15/2037	11,000,000	11,340,472

		37,617,832

CONSUMER STAPLES 0.6%
Food & Staples Retailing 0.6%
Safeway, Inc., 6.50%, 11/15/2008	10,000,000	10,127,590
Wal-Mart Stores, Inc., 6.50%, 08/15/2037 (p)	12,825,000	13,533,402

		23,660,992

Food Products 0.0%
Sara Lee Corp., 2.75%, 06/15/2008	125,000	123,180

ENERGY 0.6%
Oil, Gas & Consumable Fuels 0.6%
El Paso Corp., 6.50%, 06/01/2008	55,000	55,431
Kinder Morgan Energy Partners, LP:
5.80%, 03/15/2035	3,000,000	2,727,456
7.40%, 03/15/2031	6,685,000	7,262,022
Marathon Oil Corp., 6.60%, 10/01/2037 (p)	14,000,000	14,648,438

		24,693,347

FINANCIALS 11.0%
Capital Markets 3.1%
Eaton Vance Corp., 6.50%, 10/02/2017	10,000,000	10,227,250
Goldman Sachs Group, Inc.:
5.30%, 02/14/2012 (p)	10,000,000	10,012,270
6.75%, 10/01/2037	20,400,000	20,542,678
Legg Mason, Inc., 6.75%, 07/02/2008	1,070,000	1,078,803
Lehman Brothers Holdings, Inc.:
6.00%, 07/19/2012 (p)	10,000,000	10,148,850
7.00%, 09/27/2027	10,000,000	10,240,040
Merrill Lynch & Co., Inc.:
4.125%, 09/10/2009	10,255,000	10,056,268
6.05%, 08/15/2012	23,750,000	24,126,366
Morgan Stanley, 5.625%, 01/09/2012 (p)	25,000,000	25,379,450

		121,811,975

Commercial Banks 1.7%
National City Corp.:
4.50%, 03/15/2010	20,000,000	19,797,040
5.80%, 06/07/2017	13,000,000	12,954,734
PNC Financial Services Group, Inc., 7.50%, 11/01/2009	11,390,000	11,936,891
SunTrust Banks, Inc., 4.25%, 10/15/2009	20,650,000	20,326,786

		65,015,451

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Consumer Finance 2.4%
American General Finance Corp., 5.90%, 09/15/2012	$ 20,000,000	$20,218,140
American Water Capital Corp., 6.09%, 10/15/2017 144A	10,000,000	10,096,370
HSBC Finance Corp.:
4.125%, 11/16/2009	10,000,000	9,824,030
4.625%, 09/15/2010 (p)	12,000,000	11,836,836
6.75%, 05/15/2011 (p)	8,550,000	8,928,705
PSEG Funding Trust, 5.38%, 11/16/2007	260,000	259,947
Sprint Capital Corp., 6.875%, 11/15/2028 (p)	34,500,000	33,138,665

		94,302,693

Diversified Financial Services 0.6%
Bank of America Corp., 5.30%, 03/15/2017 (p)	4,000,000	3,871,624
JPMorgan Chase & Co., 6.00%, 10/01/2017	20,000,000	20,320,180

		24,191,804

Insurance 1.2%
American International Group, Inc., 4.70%, 10/01/2010	20,000,000	19,857,100
MetLife, Inc., 5.00%, 06/15/2015 (p)	5,000,000	4,780,145
Prudential Financial, Inc., 6.10%, 06/15/2017 (p)	20,000,000	20,241,420

		44,878,665

Real Estate Investment Trusts 1.5%
BRE Properties, Inc.:
4.875%, 05/15/2010	17,000,000	16,937,134
5.50%, 03/15/2017	12,000,000	11,375,688
Duke Realty Corp.:
3.35%, 01/15/2008	12,000,000	11,970,120
7.75%, 11/15/2009	7,510,000	7,864,825
ERP Operating, LP, 5.75%, 06/15/2017 (p)	12,000,000	11,639,220

		59,786,987

Thrifts & Mortgage Finance 0.5%
Washington Mutual, Inc., 5.00%, 03/22/2012 (p)	20,000,000	18,772,880

HEALTH CARE 2.6%
Biotechnology 0.6%
Amgen, Inc., 6.375%, 06/01/2037 144A (p)	23,500,000	23,844,580

Health Care Equipment & Supplies 0.2%
Covidien, Ltd., 6.55%, 10/15/2037 144A	7,000,000	7,154,882

Health Care Providers & Services 1.1%
UnitedHealth Group, Inc., 5.375%, 03/15/2016 (p)	20,300,000	20,150,369
WellPoint, Inc.:
5.875%, 06/15/2017 (p)	10,000,000	10,094,200
6.375%, 06/15/2037 (p)	10,000,000	10,200,800

		40,445,369

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
HEALTH CARE continued
Pharmaceuticals 0.7%
Abbott Laboratories, 5.875%, 05/15/2016	$ 15,000,000	$15,414,465
AstraZeneca plc, 6.45%, 09/15/2037	11,950,000	12,634,831

		28,049,296

INDUSTRIALS 0.8%
Air Freight & Logistics 0.4%
FedEx Corp., 6.72%, 01/15/2022 (h)	13,066,058	13,693,229

Road & Rail 0.4%
Burlington Northern Santa Fe Corp.:
5.90%, 07/01/2012	10,000,000	10,266,660
7.125%, 12/15/2010	6,870,000	7,267,134

		17,533,794

MATERIALS 0.3%
Paper & Forest Products 0.3%
International Paper Co., 6.50%, 11/15/2007	25,000	25,007
Weyerhaeuser Co., 7.375%, 03/15/2032	10,000,000	10,096,360

		10,121,367

TELECOMMUNICATION SERVICES 1.5%
Diversified Telecommunication Services 1.0%
BellSouth Corp., Sr. Disc. Note, Step Bond, 0.00%, 12/15/2095 †	6,000,000	3,203,862
New Jersey Bell Telephone Co., 7.85%, 11/15/2029	17,180,000	19,582,778
SBC Communications, Inc., 6.25%, 03/15/2011	14,625,000	15,143,295

		37,929,935

Wireless Telecommunication Services 0.5%
AT&T Wireless, 8.125%, 05/01/2012 (p)	17,500,000	19,535,425

UTILITIES 0.4%
Electric Utilities 0.4%
Carolina Power & Light Co., 6.50%, 07/15/2012	15,800,000	16,619,498

Total Corporate Bonds (cost $808,756,141)		817,628,914

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bonds, 6.00%, 02/15/2026 (p)	3,480,000	3,985,689
U.S. Treasury Notes, 4.75%, 08/15/2017	1,095,000	1,119,467

Total U.S. Treasury Obligations (cost $4,807,782)		5,105,156

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 5.1%
FIXED-RATE 2.4%
Countrywide Alternative Loan Trust, Inc., Ser. 2003-20CB, Class 1A2, 5.50%,
10/25/2033	$422,749	$417,340
Countrywide Home Loans, Inc., Ser. 2004-J8, Class 1A3, 4.75%, 11/25/2019	534,381	522,773
GS Mtge. Securities Corp., Ser. 2007-NIM1, Class N1, 6.25%, 08/25/2046 144A	2,574,343	2,511,915
Harborview NIM Corp.:
Ser. 2006-12, Class N1, 6.41%, 12/19/2036 144A	6,097,930	6,085,063
Ser. 2006-14, Class N1, 6.41%, 12/19/2036 144A	2,649,906	2,641,585
Ser. 2006-14, Class N1, 6.41%, 03/19/2037 144A	4,773,507	4,753,410
Residential Asset Securitization Trust, Ser. 2006-A9CB, Class A5, 6.00%,
07/25/2036	9,384	9,388
Sharps SP I, LLC NIM Trust, Ser. 2006-OA1N, Class N1, 7.00%, 02/25/2047 144A	3,157,021	3,142,468
Washington Mutual, Inc.:
Ser. 2003-AR11, Class A6, 3.99%, 10/25/2033	26,132,000	25,834,670
Ser. 2005-AR12, Class 1A4, 4.83%, 10/25/2035	48,007,000	47,328,661
Wells Fargo Mtge. Backed Securities Trust, Ser. 2004-S, Class A7, 3.54%,
09/25/2034	195,000	191,278

		93,438,551

FLOATING-RATE 2.7%
Banc of America Mtge. Securities, Inc.:
Ser. 2005-D, Class 2A6, 4.78%, 05/25/2035	22,000,000	21,816,958
Ser. 2005-E, Class 2A6, 4.70%, 02/25/2035	19,611,000	19,421,940
Deutsche Securities, Inc., Ser. 2007-OA2, Class A1, 5.75%, 04/25/2047	15,465,787	15,194,981
Washington Mutual, Inc.:
Ser. 2005-AR5, Class A5, 4.67%, 05/25/2035	39,610,000	39,005,547
Ser. 2005-AR8, Class 2AB1, 5.12%, 07/25/2045	11,669	11,655
Ser. 2006-0A3, Class 4AB, 5.70%, 04/25/2047	12,189,276	11,906,851

		107,357,932

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations
(cost $200,816,639)		200,796,483

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 19.6%
FIXED-RATE 4.2%
Countrywide Alternative Loan Trust, Inc., Ser. 2007-24, Class A11, 7.00%,
10/25/2037	13,749,452	13,565,846
First Horizon Mtge. Pass Through Trust:
Ser. 2004-5, Class 2A1, 6.25%, 08/25/2017	64,007	64,216
Ser. 2007-AR2, Class 2A1, 5.89%, 07/25/2037	16,084,684	16,108,811
GSAA Home Equity Trust:
Ser. 2007-09, Class A1A, 6.00%, 10/01/2037	17,620,971	17,587,931
Ser. 2007-10, Class A1A, 6.00%, 11/25/2037 # (h)	12,070,000	11,771,871
Ser. 2007-10, Class A2A, 6.50%, 11/26/2037 (h)	30,766,000	30,559,868
PHH Alternative Mtge. Trust, Ser. 2007-01, Class 21A, 6.00%, 02/25/2037 #	10,047,148	9,857,268
Residential Accredited Loans, Inc., Ser. 2007-QS10, Class A1, 6.50%,
09/25/2037 #	11,972,259	11,938,635

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
Residential Funding Mtge. Securities, Ser. 2007-SA3, Class 2A1, 5.79%,
07/27/2037	$ 14,376,558	$14,423,569
Washington Mutual, Inc., Ser. 2007-05, Class A6, 6.00%, 06/25/2037 #	37,286,601	37,309,655

		163,187,670

FLOATING-RATE 15.4%
Alternative Loan Trust, Ser. 2006, Class 4A1, 5.90%, 02/25/2037	28,063,802	28,211,137
Bear Stearns Adjustable Rate Mtge. Trust, Ser. 2007-5, Class 1A1, 5.83%,
08/25/2047	5,383,605	5,406,647
Citigroup Mtge. Loan Trust, Inc.:
Ser. 2005-7, Class 2A3A, 5.18%, 09/25/2035	16,645,439	16,474,697
Ser. 2007-AR8, Class 1A1A, 5.76%, 08/25/2037	50,685,838	50,821,169
Countrywide Alternative Loan Trust, Inc., Ser. 2007-A2, Class 1A1, 5.82%,
03/25/2047	22,316,007	21,911,418
Countrywide Home Loans:
Ser. 2005-HYB6, Class 4A1B, 5.37%, 10/20/2035	19,757,860	19,600,898
Ser. 2007-HY5, Class 1A1, 5.97%, 09/25/2037	19,577,933	19,712,434
Ser. 2007-HYB2, Class 3A1, 5.46%, 02/25/2047	39,081,489	38,982,613
GSR Mtge. Loan Trust, Ser. 2007-AR1, Class 2A1, 6.01%, 03/25/2037	53,284,292	53,863,124
HSI Asset Loan Obligation Trust:
Ser. 2007-AR1, Class 11A1, 6.15%, 01/25/2037	20,528,386	20,737,429
Ser. 2007-AR2, Class 2A1, 6.01%, 09/25/2037	18,391,003	18,524,521
IndyMac INDX Mtge. Loan Trust, Ser. 2006-AR11, Class 3A1, 5.84%,
06/25/2036	36,011,360	36,396,300
MASTR Reperforming Loan Trust, Ser. 2006-2, Class 1A1, 5.90%, 05/25/2046
144A	21,894,088	22,004,872
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2007-3, Class 3A1, 5.73%,
04/25/2037	23,029,713	22,994,477
Washington Mutual, Inc.:
Ser. 2006-AR02, Class A1A, 5.87%, 04/25/2046	36,840,197	36,162,429
Ser. 2006-AR12, Class 2A3, 5.76%, 10/25/2036	5,869,321	5,863,569
Ser. 2006-AR14, Class 1A4, 5.65%, 11/25/2036	20,093,775	20,039,874
Ser. 2007-HY5, Class 2A2, 5.34%, 06/25/2037	70,086,146	69,427,337
Ser. 2007-OA4, Class 1A, 5.70%, 05/25/2047	19,440,602	19,104,085
Ser. 2007-OA5, Class 1A, 5.68%, 06/25/2047	1,902,938	1,870,607
Ser. 2007-OA5, Class 1A1B, 5.68%, 06/25/2047	36,957,914	36,329,999
Wells Fargo Mtge. Backed Securities Trust, Ser. 2006-AR10, Class 5A1, 5.60%,
07/25/2036	38,793,167	38,817,533

		603,257,169

Total Whole Loan Mortgage-Backed Pass Through Securities
(cost $760,814,515)		766,444,839

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

YANKEE OBLIGATIONS - CORPORATE 1.1%
MATERIALS 0.5%
Metals & Mining 0.5%
Alcan, Inc., 6.125%, 12/15/2033	$ 20,000,000	$19,741,920

TELECOMMUNICATION SERVICES 0.6%
Wireless Telecommunication Services 0.6%
Vodafone Group plc, 5.625%, 02/27/2017 (p)	23,500,000	23,314,985

Total Yankee Obligations - Corporate (cost $43,028,809)		43,056,905

	Shares	Value

MUTUAL FUND SHARES 1.3%
MFS Government Markets Income Trust	1,182,349	8,122,738
MFS Intermediate Income Trust (p)	2,241,850	13,989,144
Putnam Master Intermediate Income Trust	1,170,463	7,268,575
Putnam Premier Income Trust	1,680,458	10,385,230
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund	198,108	2,319,845
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2	772,925	9,097,327

Total Mutual Fund Shares (cost $49,515,092)		51,182,859

	Principal
	Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 2.8%
COMMERCIAL PAPER 0.1%
Lexington Parker Capital, 5.39%, 11/09/2007	$ 2,553,547	2,553,547

CORPORATE BONDS 0.3%
Commercial Banks 0.1%
First Tennessee Bank, FRN, 5.05%, 08/15/2008	3,000,001	3,000,001

Insurance 0.2%
Metropolitan Life Global Funding, FRN, 4.99%, 08/21/2008	7,750,000	7,750,000

REPURCHASE AGREEMENTS (v) 2.4%
Bank of America Corp., 4.93%, dated 10/31/2007, maturing 11/01/2007,
maturity value $25,003,424	25,000,000	25,000,000
Barclays Capital plc, 4.92%, dated 10/31/2007, maturing 11/01/2007, maturity
value $15,002,050	15,000,000	15,000,000
Credit Suisse First Boston Corp., 4.94%, dated 10/31/2007, maturing
11/01/2007, maturity value $25,003,431	25,000,000	25,000,000
Fimat USA, Inc., 4.90%, dated 10/31/2007, maturing 11/01/2007, maturity
value $25,003,403	25,000,000	25,000,000
Lehman Brothers Holdings, Inc., 4.93%, dated 10/31/2007, maturing
11/01/2007, maturity value $5,726,336	5,725,552	5,725,552

		95,725,552

Total Investments of Cash Collateral from Securities Loaned
(cost $109,029,100)		109,029,100

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 3.0%
MUTUAL FUND SHARES 3.0%
Evergreen Institutional Money Market Fund, Class I, 5.03% q ø ##
(cost $117,090,228)	117,090,228	$117,090,228

Total Investments (cost $4,300,196,283) 110.3%		4,309,769,586
Other Assets and Liabilities (10.3%)		(401,591,840)

Net Assets 100.0%		$3,908,177,746

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid.
(p)	All or a portion of this security is on loan.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.
(v)	Collateralized by U.S. government agency obligations at period end.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IO	Interest Only
MASTR	Mortgage Asset Securitization Transactions, Inc.
NIM	Net Interest Margin
TBA	To Be Announced

The following table shows the percent of total investments (excluding equity positions, segregated cash and cash equivalents and collateral from securities on loan) by credit quality based on Moody’s and Standard & Poor’s ratings as of October 31, 2007:

AAA	76.8%
AA	6.4%
A	9.7%
BBB	7.1%

100.0%

The following table shows the percent of total investments (excluding equity positions, segregated cash and cash equivalents and collateral from securities on loan) based on effective maturity as of October 31, 2007:

Less than 1 year	4.3%
1 to 3 year(s)	9.8%
3 to 5 years	28.8%
5 to 10 years	44.9%
10 to 20 years	4.4%
20 to 30 years	7.5%
Greater than 30 years	0.3%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2007 (unaudited)

Assets
Investments in securities, at value (cost $4,183,106,055) including $105,656,842 of securities
loaned	$4,192,679,358
Investments in affiliated money market fund, at value (cost $117,090,228)	117,090,228

Total investments	4,309,769,586
Cash	214,464
Receivable for securities sold	445,466,371
Principal paydown receivable	274,883
Receivable for Fund shares sold	3,698,460
Dividends and interest receivable	27,966,244
Receivable for securities lending income	9,482
Unrealized gains on credit default swap transactions	117,660
Prepaid expenses and other assets	214,356

Total assets	4,787,731,506

Liabilities
Dividends payable	7,619,933
Payable for securities purchased	748,035,077
Payable for Fund shares redeemed	4,694,162
Unrealized losses on total return swap transactions	9,228,587
Unrealized losses on credit default swap transactions	461,982
Payable for credit default swap payments	13,191
Deferred swap discount	96,873
Payable for securities on loan	109,029,100
Advisory fee payable	14,179
Due to other related parties	17,214
Accrued expenses and other liabilities	343,462

Total liabilities	879,553,760

Net assets	$3,908,177,746

Net assets represented by
Paid-in capital	$3,974,390,799
Overdistributed net investment income	(7,597,079)
Accumulated net realized losses on investments	(58,616,368)
Net unrealized gains on investments	394

Total net assets	$3,908,177,746

Net assets consists of
Class A	$470,975,777
Class B	136,754,147
Class C	132,159,495
Class I	3,091,653,890
Class IS	39,174,690
Class R	37,459,747

Total net assets	$3,908,177,746

Shares outstanding (unlimited number of shares authorized)
Class A	45,278,952
Class B	13,147,565
Class C	12,705,983
Class I	297,234,554
Class IS	3,766,440
Class R	3,601,498

Net asset value per share
Class A	$10.40
Class A — Offering price (based on sales charge of 4.75%)	$10.92
Class B	$10.40
Class C	$10.40
Class I	$10.40
Class IS	$10.40
Class R	$10.40

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2007 (unaudited)

Investment income
Interest	$101,651,337
Income from affiliate	3,958,085
Dividends	1,388,027
Securities lending	148,591

Total investment income	107,146,040

Expenses
Advisory fee	6,468,951
Distribution Plan expenses
Class A	694,168
Class B	714,059
Class C	677,298
Class IS	50,879
Class R	88,422
Administrative services fee	2,007,955
Transfer agent fees	1,739,262
Trustees’ fees and expenses	43,473
Printing and postage expenses	95,245
Custodian and accounting fees	582,008
Registration and filing fees	78,575
Professional fees	65,494
Interest expense	7,102
Other	36,011

Total expenses	13,348,902
Less: Expense reductions	(74,303)
Fee waivers and expense reimbursements	(2,172,588)

Net expenses	11,102,011

Net investment income	96,044,029

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	(9,451,880)
Credit default swap transactions	560,212
Total return swap transactions	(8,004,934)

Net realized losses on investments	(16,896,602)
Net change in unrealized gains or losses on investments	(12,125,944)

Net realized and unrealized gains or losses on investments	(29,022,546)

Net increase in net assets resulting from operations	$67,021,483

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2007		Year Ended
	(unaudited)		April 30, 2007

Operations
Net investment income		$96,044,029		$202,013,896
Net realized losses on investments		(16,896,602)		(7,827,955)
Net change in unrealized gains or
losses on investments		(12,125,944)		104,529,449

Net increase in net assets resulting
from operations		67,021,483		298,715,390

Distributions to shareholders from
Net investment income
Class A		(10,899,552)		(19,793,450)
Class B		(2,833,813)		(6,378,539)
Class C		(2,687,940)		(5,088,608)
Class I		(80,098,427)		(168,393,496)
Class IS		(961,310)		(2,032,729)
Class R		(791,600)		(1,197,892)

Total distributions to shareholders		(98,272,642)		(202,884,714)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	5,626,326	58,154,785	10,319,157	107,103,036
Class B	721,235	7,445,744	1,260,552	13,060,254
Class C	2,151,165	22,227,095	4,682,393	48,568,896
Class I	36,735,232	380,133,599	72,606,339	752,199,639
Class IS	490,638	5,047,985	1,140,973	11,790,495
Class R	1,144,816	11,827,885	1,899,374	19,630,142

		484,837,093		952,352,462

Net asset value of shares issued in
reinvestment of distributions
Class A	890,955	9,207,201	1,609,913	16,719,667
Class B	202,740	2,094,906	455,867	4,732,402
Class C	77,098	796,662	167,075	1,734,497
Class I	3,612,686	37,332,848	6,439,657	66,886,549
Class IS	66,943	691,756	140,756	1,461,710
Class R	40,158	414,953	61,795	642,954

		50,538,326		92,177,779

Automatic conversion of Class B
shares to Class A shares
Class A	194,074	2,005,457	300,427	3,112,312
Class B	(194,074)	(2,005,457)	(300,427)	(3,112,312)

		0		0

Payment for shares redeemed
Class A	(10,007,247)	(103,402,364)	(13,096,703)	(135,624,577)
Class B	(2,075,571)	(21,442,935)	(4,511,219)	(46,760,810)
Class C	(2,725,353)	(28,155,711)	(4,135,715)	(42,839,248)
Class I	(61,681,081)	(636,543,358)	(108,975,171)	(1,129,771,903)
Class IS	(935,507)	(9,648,991)	(1,511,625)	(15,661,355)
Class R	(773,665)	(8,001,256)	(516,776)	(5,372,873)

		(807,194,615)		(1,376,030,766)

Net asset value of shares issued in
acquisition
Class A	6,839,102	71,008,301	0	0

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended
	October 31, 2007	Year Ended
	(unaudited)	April 30, 2007

Capital share transactions
continued
Net decrease in net assets resulting
from capital share transactions	$(200,810,895)	$(331,500,525)

Total decrease in net assets	(232,062,054)	(235,669,849)
Net assets
Beginning of period	4,140,239,800	4,375,909,649

End of period	$3,908,177,746	$4,140,239,800

Overdistributed net investment income	$(7,597,079)	$(5,368,466)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Core Bond Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I, Class IS and Class R shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the coun-terparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

f. Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a “guarantor” and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. Any premiums or discounts received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

amortized. The Fund may enter into credit default swaps as either the guarantor or the counter-party.

Swaps are marked-to-market daily based on quotations from market makers and any change in value is recorded as an unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

g. Total return swaps

The Fund may enter into total return swaps. Total return swaps involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty. The value of the swap agreements is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

h. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

i. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

j. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

k. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.32% and declining to 0.28% as the aggregate average daily net assets of the Fund and its variable annuity counterpart, Evergreen VA Core Bond Fund, increase.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

For the six months ended October 31, 2007, the advisory fee was equivalent to 0.32% of the Fund’s average daily net assets (on an annualized basis).

Tattersall Advisory Group, Inc., (“TAG”) an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended October 31, 2007, EIMC voluntarily waived its advisory fee in the amount of $2,056,893 and reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $115,695.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares, 0.50% of the average daily net assets for Class R shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended October 31, 2007, EIS received $2,423 from the sale of Class A shares and $162,912 and $894 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. ACQUISITION

Effective at the close of business on May 18, 2007, the Fund acquired the net assets of Atlas American Enterprise Bond Fund in a tax-free exchange for Class A shares of the Fund. Shares were issued to shareholders of Atlas American Enterprise Bond Fund at an exchange ratio of 0.93 for Class A shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized depreciation of $343,260. The aggregate net assets of the Fund and Atlas American Enterprise Bond Fund immediately prior to the acquisition were $4,133,392,669 and $71,008,301, respectively. The aggregate net assets of the Fund immediately after the acquisition were $4,204,400,970.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended October 31, 2007:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$2,159,598,068	$2,975,124,601	$2,984,643,643	$2,158,638,527

During the six months ended October 31, 2007, the Fund loaned securities to certain brokers. At October 31, 2007, the value of securities on loan and the total value of collateral received for securities loaned amounted to $105,656,842 and $109,029,100, respectively.

At October 31, 2007, the Fund had the following open credit default swap contracts outstanding:

				Fixed Payments	Frequency
		Reference Debt	Notional	Made by	of Payments	Unrealized
Expiration	Counterparty	Obligation/Index	Amount	the Fund	Made	Gain (Loss)

06/20/2012	CitiBank, Inc.	BorgWarner, Inc.,	$ 8,000,000	0.26%	Quarterly	$19,238
		6.50%, 02/15/2009
06/20/2012	Goldman Sachs	Avon Products, Inc.,	8,000,000	0.15%	Quarterly	5,747
	Group, Inc.	7.15%, 11/15/2009
09/20/2012	Goldman Sachs	PPG Industries, Inc.,	8,000,000	0.22%	Quarterly	(2,980)
	Group, Inc.	7.05%, 09/20/2012
09/20/2012	UBS, Inc.	DuPont,	16,000,000	0.22%	Quarterly	(7,452)
		4.875%, 04/30/2014
12/20/2012	Morgan	UnitedHealth	8,000,000	0.26%	Quarterly	32,813
	Stanley	Group, Inc.,
		4.875%, 04/01/2013

				Fixed Payments	Frequency
		Reference Debt	Notional	Received by	of Payments	Unrealized
Expiration	Counterparty	Obligation/Index	Amount	the Fund	Received	Gain (Loss)

09/20/2008	JPMorgan	Lehman Brothers	$ 8,000,000	1.25%	Quarterly	$ 17,771
	Chase & Co.	Holdings, Inc.,
		6.625%, 01/18/2012
09/20/2008	JPMorgan	Merrill Lynch & Co., Inc.,	8,000,000	0.80%	Quarterly	(2,695)
	Chase & Co.	5.00%, 01/15/2015
09/20/2008	CitiBank, Inc.	Lehman Brothers	8,000,000	1.00%	Quarterly	168
		Holdings, Inc.,
		6.625%, 01/18/2012
12/20/2008	JPMorgan	Lehman Brothers	10,000,000	0.80%	Quarterly	(22,095)
	Chase & Co.	Holdings, Inc.,
		6.625%, 01/18/2012
12/20/2008	Lehman	Lehman Brothers	8,000,000	0.85%	Quarterly	(10,393)
	Brothers	Holdings, Inc.,
	Holdings, Inc.	6.625%, 01/18/2012

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

				Fixed Payments	Frequency
		Reference Debt	Notional	Received by	of Payments	Unrealized
Expiration	Counterparty	Obligation/Index	Amount	the Fund	Received	Gain (Loss)

09/20/2010	Goldman Sachs	Duke Realty, Ltd.,	$ 8,000,000	0.75%	Quarterly	$34,761
	Group, Inc.	5.40%, 08/15/2014
01/01/2012	CitiBank, Inc.	Goldman Sachs	8,000,000	0.70%	Quarterly	7,162
		Group, Inc.,
		6.60%, 01/01/2012
06/20/2012	Lehman	JC Penney,
	Brothers	8.00%, 03/01/2010	16,000,000	0.45%	Quarterly	(223,481)
	Holdings, Inc.
06/20/2012	Morgan	Dow Jones CDX,	16,000,000	0.45%	Quarterly	(105,172)
	Stanley	North American
		Investment Grade Index
06/20/2012	Morgan	PG&E Corp.,	10,000,000	0.24%	Quarterly	(38,913)
	Stanley	4.80%, 03/01/2014
06/20/2012	Morgan	PG&E Corp.,	10,000,000	0.24%	Quarterly	(38,913)
	Stanley	4.80%, 03/01/2014
09/20/2012	Morgan	Duke Realty, Ltd.,	8,000,000	0.90%	Quarterly	(6,312)
	Stanley	5.40%, 08/15/2014
12/20/2012	Morgan	Wellpoint, Inc.,	8,000,000	0.41%	Quarterly	(3,576)
	Stanley	6.80%, 08/01/2012

At October 31, 2007, the Fund had the following open total return swap agreements outstanding:

	Notional			Unrealized
Expiration	Amount	Swap Description	Counterparty	Loss

11/01/2007	$30,000,000	Agreement dated 04/23/2007 to receive 35 basis	Lehman Brothers	$355,282
		points and to receive the positive spread return or	Holdings, Inc.
		pay the negative spread return on the Lehman
		Brothers CMBS AAA 8.5+yr Index which are
		multiplied by the notional amount.
11/01/2007	30,000,000	Agreement dated 05/11/2007 to receive 31 basis	Lehman Brothers	356,285
		points and to receive the positive spread return or	Holdings, Inc.
		pay the negative spread return on the Lehman
		Brothers CMBS AAA 8.5+yr Index which are
		multiplied by the notional amount.
01/01/2008	35,000,000	Agreement dated 06/25/2007 to receive 28.5 basis	Lehman Brothers	414,499
		points and to receive the positive spread return or	Holdings, Inc.
		pay the negative spread return on the Lehman
		Brothers CMBS AAA 8.5+yr Index which are
		multiplied by the notional amount.
01/01/2008	35,000,000	Agreement dated 07/11/2007 to receive 27.5 basis	Lehman Brothers	416,687
		points and to receive the positive spread return or	Holdings, Inc.
		pay the negative spread return on the Lehman
		Brothers CMBS AAA 8.5+yr Index which are
		multiplied by the notional amount.
01/01/2008	35,000,000	Agreement dated 06/29/2007 to receive 20 basis	Lehman Brothers	418,874
		points and to receive the positive spread return or	Holdings, Inc.
		pay the negative spread return on the Lehman
		Brothers CMBS AAA 8.5+yr Index which are
		multiplied by the notional amount.
01/31/2008	38,000,000	Agreement dated 07/30/2007 to receive 50 basis	Morgan Stanley	441,196
		points and to receive the positive spread return or
		pay the negative spread return on the Lehman
		Brothers CMBS AAA 8.5+yr Index which are
		multiplied by the notional amount.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

	Notional			Unrealized
Expiration	Amount	Swap Description	Counterparty	Loss

02/01/2008	30,000,000	Agreement dated 07/17/2007 to receive 30 basis	CitiBank, Inc.	$ 356,535
		points and to receive the positive spread return or
		pay the negative spread return on the Lehman
		Brothers CMBS AAA 8.5+yr Index which are
		multiplied by the notional amount.
02/01/2008	37,000,000	Agreement dated 07/24/2007 to receive 50 basis	Morgan Stanley	429,586
		points and to receive the positive spread return or
		pay the negative spread return on the Lehman
		Brothers CMBS AAA 8.5+yr Index which are
		multiplied by the notional amount.
02/01/2008	40,000,000	Agreement dated 08/07/2007 to receive 25 basis	Lehman Brothers	477,047
		points and to receive the positive spread return or	Holdings, Inc.
		pay the negative spread return on the Lehman
		Brothers CMBS AAA 8.5+yr Index which are
		multiplied by the notional amount.
03/01/2008	37,000,000	Agreement dated 08/31/2007 to receive 30 basis	JPMorgan Chase	458,227
		points and to receive the positive spread return or	& Co.
		pay the negative spread return on the Lehman
		Brothers CMBS AAA 8.5+yr Index which are
		multiplied by the notional amount.
03/01/2008	39,000,000	Agreement dated 08/15/2007 to receive 0 basis	Lehman Brothers	473,246
		points and to receive the positive spread return or	Holdings, Inc.
		pay the negative spread return on the Lehman
		Brothers CMBS AAA 8.5+yr Index which are
		multiplied by the notional amount.
03/01/2008	40,000,000	Agreement dated 08/31/2007 to receive 32.5 basis	Lehman Brothers	496,213
		points and to receive the positive spread return or	Holdings, Inc.
		pay the negative spread return on the Lehman
		Brothers CMBS AAA 8.5+yr Index which are
		multiplied by the notional amount.
03/01/2008	40,000,000	Agreement dated 08/31/2007 to receive 30 basis	Lehman Brothers	507,047
		points and to receive the positive spread return or	Holdings, Inc.
		pay the negative spread return on the Lehman
		Brothers CMBS AAA 8.5+yr Index which are
		multiplied by the notional amount.
03/01/2008	40,000,000	Agreement dated 08/31/2007 to receive 30 basis	Lehman Brothers	495,380
		points and to receive the positive spread return or	Holdings, Inc.
		pay the negative spread return on the Lehman
		Brothers CMBS AAA 8.5+yr Index which are
		multiplied by the notional amount.
05/01/2008	38,000,000	Agreement dated 10/22/2007 to receive 0 basis	Goldman Sachs	159,458
		points and to receive the positive spread return or	Group, Inc.
		pay the negative spread return on the Lehman
		Brothers CMBS AAA 8.5+yr Index which are
		multiplied by the notional amount.
10/01/2008	235,000,000	Agreement dated 10/01/2007 to pay 62 basis	Lehman Brothers	2,973,025
		points and to receive the positive spread return or	Holdings, Inc.
		pay the negative spread return on the Lehman
		Brothers CMBS AAA 8.5+yr Index which are
		multiplied by the notional amount.

On October 31, 2007, the aggregate cost of securities for federal income tax purposes was $4,301,128,077. The gross unrealized appreciation and depreciation on securities based on tax cost was $41,060,364 and $32,418,855, respectively, with a net unrealized appreciation of $8,641,509.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of April 30, 2007, the Fund had $34,742,175 in capital loss carryovers for federal income tax purposes with $2,256,882 expiring in 2009, $2,347,672 expiring in 2010 and $30,137,621 expiring in 2015.

These losses are subject to certain limitations prescribed by the Internal Revenue Code.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended October 31, 2007, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% .

During the six months ended October 31, 2007, the Fund had average borrowings outstanding of $122,665 (on an annualized basis) at an average rate of 5.79% and paid interest of $7,102.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

EIS has entered into an agreement with the NASD (now known as the Financial Industry Regulatory Authority (“FINRA”)) settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT

ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreements. In September 2007, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund, TAG (the “Sub-Advisor”), or EIMC, approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Core Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. (See “Certain Fund-Specific Considerations” below for a discussion regarding certain factors considered by the Trustees relating specifically to the Fund.) In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and any sub-advisors furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreements. The review process began at the time of the last advisory contract-renewal process in September 2006. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2006.

In spring 2007, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Keil Fiduciary Strategies LLC (“Keil”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC and the Sub-Advisor in response to the Committee’s requests and the information provided by Keil. The Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

ADDITIONAL INFORMATION (unaudited) continued

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreements as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds, EIMC, and the Sub-Advisor with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC and the Sub-Advisor. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2006, and recent changes in compliance personnel at EIMC, including the appointment of a new Chief Compliance Officer for the funds.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

ADDITIONAL INFORMATION (unaudited) continued

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions who hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates generally provide a comprehensive investment management service to the funds. They noted that EIMC and the Sub-Advisor formulate and implement an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC and the Sub-Advisor were consistent with their respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by the Sub-Advisor and EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be

ADDITIONAL INFORMATION (unaudited) continued

taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive.

Certain Fund-specific considerations. The Trustees noted that, for the one- and ten-year periods ended December 31, 2006, the Fund’s Class I shares (the Fund’s oldest share class) had outperformed the Fund’s benchmark index, the Lehman Brothers Aggregate Bond Index, and a majority of the funds against which the Trustees compared the Fund’s performance. The Trustees noted that, for the three-year period ended December 31, 2006, the Fund’s Class I shares had performed comparably to the Fund’s benchmark index and in the third quintile of funds against which the Trustees compared the Fund’s performance. The Trustees noted that, for the five-year period ended December 31, 2006, the Fund’s Class I shares had performed comparably to the Fund’s benchmark index and outperformed a majority of the funds against which the Trustees compared the Fund’s performance.

The Trustees noted that the Fund’s management fee was lower than the management fees paid by a majority of the funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

The Trustees considered information regarding the rates at which other clients pay advisory fees to EIMC or its affiliates for advisory services that are comparable to the advisory services they provide to the Fund. Fees charged by EIMC to those other clients were generally lower than those charged to the Fund. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of those other accounts managed by EIMC and its affiliates, and concluded that the performance of those accounts did not reflect any substantial difference in the quality of the service provided by EIMC and its affiliates to those accounts.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with

ADDITIONAL INFORMATION (unaudited) continued

respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios as of 12/31/2006)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

[1] Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees.
Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
[2] Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
[5] Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer
of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $285 billion in assets as of September 30, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

564352 rv5 12/2007

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

564352  rv5   12/2007

Evergreen Select High Yield Bond Fund

Evergreen

SELECT HIGH YIELD BOND FUND

Semiannual Report
as of October 31, 2007

Evergreen Investments℠
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
27	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS
December 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Select High Yield Bond Fund for the six-month period ended October 31, 2007.

The U.S. fixed income market delivered modest, but positive, returns during the six-month period, despite widening concerns about credit quality stemming from weakness in U.S. housing and growing problems in the subprime mortgage market. The period saw a general flight to quality as investors sought out the highest quality debt, especially U.S. Treasuries. As prices of Treasuries and other high-grade securities rose, their yields trended down, leading to outperformance by longer-maturity securities. At the same time, higher-yielding, lower-rated corporate bonds experienced some price erosion during the period after outperforming high-grade securities for several years. Concerns about the credit markets prompted the U.S. Federal Reserve Board (the “Fed”) and other major central banks to intervene and inject additional liquidity into the capital markets. While these steps in the closing three months of the period restored some measure of confidence, investors continued to watch warily for signs of economic weakness. Stocks of U.S. companies produced generally healthy returns, despite increasing market volatility. Investors began to favor larger companies with more consistent earnings, while the growth style of investing led the market after several years of outperformance by value stocks.

Despite the problems in housing and subprime mortgages, the domestic economy maintained its growth trajectory. Solid increases in exports and in business investment helped

1

LETTER TO SHAREHOLDERS continued

offset declining residential values. At the same time, steadily rising employment levels and moderately improving wages increased prospects that healthy consumer spending patterns would be sustained. Substantially exceeding expectations, U.S. Gross Domestic Product grew at an annual rate of 4.9% in the third quarter of 2007, significantly higher than the brisk 3.8% rate of the previous quarter. However, some signs of emerging economic weakness began to appear. Operating earnings of companies in the S&P 500 Index declined in the third quarter, principally because of dramatic write-downs taken by major corporations, predominately in the financials sector. Moreover, surging prices for oil, gold and most commodities, combined with the declining U.S. dollar, suggested some increased potential for rising inflation.

During the six-month period, managers of Evergreen’s intermediate and long-term bond fund teams focused on the issues influencing both the opportunities and challenges in managing specific portfolios. The teams managing the higher-quality portfolios, including Evergreen Core Bond Fund, Evergreen Core Plus Bond Fund, Evergreen U.S. Government Fund and Evergreen Institutional Mortgage Portfolio, assessed factors such as employment and inflationary trends, Fed policy and interest-rate expectations. At the same time, the managers supervising Evergreen High Income Fund and Evergreen Select High Yield Bond Fund tended to position their credit-sensitive portfolios relatively conservatively during a period of increasing volatility. The managers of Evergreen Diversified Income Builder Fund, meanwhile, repositioned their

2

LETTER TO SHAREHOLDERS continued

portfolio, maintaining an emphasis on better-quality, high-yield corporate bonds while also increasing the exposure to dividend-paying stocks.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the National Association of Securities Dealers (NASD).

3

FUND AT A GLANCE
as of October 31, 2007

MANAGEMENT TEAM
Investment Advisor:
• Evergreen Investment Management Company, LLC
Sub-Advisor:
• Tattersall Advisory Group, Inc.
Portfolio Manager:
• Andrew Cestone

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2007.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 11/30/1999
	Class I	Class IS
Class inception date	11/30/1999	11/30/1999

Nasdaq symbol	EHYIX	EHYSX

6-month return	0.12%	0.00%

Average annual return

1-year	6.35%	6.08%

5-year	7.53%	7.26%

Since portfolio inception	6.36%	6.10%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class IS incurs a 0.25% 12b-1 fee. Class I does not pay a 12b-1 fee.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued
LONG-TERM GROWTH

Comparison of a $1,000,000 investment in the Evergreen Select High Yield Bond Fund Class I shares versus a similar investment in the Merrill Lynch High Yield Master Index† (MLHYMI), the Merrill Lynch High Yield, Cash Pay, BB-B Index† (MLHYCPBB-B) and the Consumer Price Index (CPI).

The MLHYMI and the MLHYCPBB-B are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) to certain mutual fund wrap program clients of Wachovia Securities and of third-party broker/dealers when purchased through a clearing relationship with Wachovia Securities or an affiliate providing mutual fund clearing services, (3) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (4) to certain institutional investors, and (5) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

†Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of October 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2007 to October 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses
The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes
The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	5/1/2007	10/31/2007	Period*

Actual
Class I	$ 1,000.00	$ 1,001.22	$ 3.87
Class IS	$ 1,000.00	$ 999.96	$ 5.13
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,021.27	$ 3.91
Class IS	$ 1,000.00	$ 1,020.01	$ 5.18

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.77% for Class I and 1.02% for Class IS), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Six Months Ended	Year Ended April 30,
	October 31, 2007
CLASS I	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$9.35	$9.14	$9.15	$9.52	$9.35	$9.36

Income from investment operations
Net investment income (loss)	0.33	0.62[1]	0.61[1]	0.64	0.69[1]	0.69[1]
Net realized and unrealized gains or losses on investments	(0.32)	0.18	(0.01)	(0.37)	0.17	(0.01)

Total from investment operations	0.01	0.80	0.60	0.27	0.86	0.68

Distributions to shareholders from
Net investment income	(0.31)	(0.58)	(0.59)	(0.64)	(0.69)	(0.69)
Tax basis return of capital	0	(0.01)	(0.02)	0	0	0

Total distributions to shareholders	(0.31)	(0.59)	(0.61)	(0.64)	(0.69)	(0.69)

Net asset value, end of period	$9.05	$9.35	$9.14	$9.15	$9.52	$9.35

Total return	0.12%	9.17%	6.65%	2.78%	9.47%	7.78%

Ratios and supplemental data
Net assets, end of period (thousands)	$129,783	$170,529	$433,038	$490,363	$597,678	$372,881
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.77%[2]	0.70%	0.67%	0.66%	0.67%	0.67%
Expenses excluding waivers/reimbursements
and expense reductions	0.77%[2]	0.70%	0.67%	0.66%	0.67%	0.67%
Net investment income (loss)	7.29%[2]	6.85%	6.57%	6.71%	7.26%	7.66%
Portfolio turnover rate	56%	28%	36%	71%	65%	37%

1 Net investment income (loss) per share is based on average shares outstanding during the period.
2 Annualized
See Notes to Financial Statements
7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Six Months Ended	Year Ended April 30,
	October 31, 2007
CLASS IS	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$9.35	$9.14	$9.15	$9.52	$9.35	$9.36

Income from investment operations
Net investment income (loss)	0.32	0.61	0.58	0.61	0.67	0.66[1]
Net realized and unrealized gains or losses on investments	(0.32)	0.17	(0.01)	(0.37)	0.16	0

Total from investment operations	0	0.78	0.57	0.24	0.83	0.66

Distributions to shareholders from
Net investment income	(0.30)	(0.56)	(0.56)	(0.61)	(0.66)	(0.67)
Tax basis return of capital	0	(0.01)	(0.02)	0	0	0

Total distributions to shareholders	(0.30)	(0.57)	(0.58)	(0.61)	(0.66)	(0.67)

Net asset value, end of period	$9.05	$9.35	$9.14	$9.15	$9.52	$9.35

Total return	00.0%	8.90%	6.39%	2.52%	9.20%	7.51%

Ratios and supplemental data
Net assets, end of period (thousands)	$14,600	$15,353	$15,436	$15,936	$5,781	$1,020
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.02%[2]	0.97%	0.92%	0.93%	0.92%	0.92%
Expenses excluding waivers/reimbursements
and expense reductions	1.02%[2]	0.97%	0.92%	0.93%	0.92%	0.92%
Net investment income (loss)	7.05%[2]	6.66%	6.33%	6.48%	6.98%	7.22%
Portfolio turnover rate	56%	28%	36%	71%	65%	37%

1 Net investment income (loss) per share is based on average shares outstanding during the period.
2 Annualized
See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

October 31, 2007 (unaudited)	Principal
	Amount	Value

CORPORATE BONDS 89.6%
CONSUMER DISCRETIONARY 16.3%
Auto Components 1.7%
Cooper Tire & Rubber Co., 7.625%, 03/15/2027	$ 815,000	$ 753,875
Goodyear Tire & Rubber Co.:
9.00%, 07/01/2015 (r)	1,000,000	1,098,750
11.25%, 03/01/2011	595,000	639,625

		2,492,250

Automobiles 0.5%
Ford Motor Co., 7.875%, 06/15/2010	700,000	675,212

Diversified Consumer Services 0.1%
Service Corporation International, 6.75%, 04/01/2015	105,000	105,263

Hotels, Restaurants & Leisure 3.7%
Caesars Entertainment, Inc.:
7.875%, 03/15/2010	495,000	514,800
8.125%, 05/15/2011	145,000	147,900
Indianapolis Downs, LLC, 11.00%, 11/01/2012	100,000	101,000
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010	280,000	296,800
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014 (r)	2,195,000	1,959,037
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A	625,000	693,750
Seneca Gaming Corp., 7.25%, 05/01/2012	285,000	288,563
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/2015 144A	800,000	808,000
Universal City Development Partners, Ltd., 11.75%, 04/01/2010	220,000	231,550
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009	310,000	310,775

		5,352,175

Household Durables 1.0%
Hovnanian Enterprises, Inc.:
6.00%, 01/15/2010 (r)	145,000	111,650
6.50%, 01/15/2014	180,000	142,200
Libbey, Inc., FRN, 12.38%, 06/01/2011	580,000	633,650
Meritage Homes Corp., 6.25%, 03/15/2015 (r)	165,000	131,175
Pulte Homes, Inc., 4.875%, 07/15/2009	195,000	182,812
Standard Pacific Corp.:
5.125%, 04/01/2009 (r)	50,000	41,750
6.50%, 08/15/2010 (r)	240,000	183,600

		1,426,837

Media 6.4%
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012	800,000	786,000
CSC Holdings, Inc., 7.625%, 04/01/2011	875,000	877,187
Dex Media West, LLC, 8.50%, 08/15/2010 (r)	2,170,000	2,237,812
Lamar Media Corp.:
6.625%, 08/15/2015	2,165,000	2,089,225
Ser. C, 6.625%, 08/15/2015	190,000	182,875
Mediacom Broadband, LLC, 8.50%, 10/15/2015	110,000	108,900
Mediacom Communications Corp., 9.50%, 01/15/2013 (r)	1,555,000	1,562,775

See Notes to Financial Statements
9

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media continued
R.H. Donnelley Corp., Ser. A-4, 8.875%, 10/15/2017 144A (r)	$ 1,240,000	$ 1,240,000
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012 (r)	145,000	149,713

		9,234,487

Multi-line Retail 0.5%
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	675,000	715,500

Specialty Retail 0.7%
Home Depot, Inc., 5.875%, 12/16/2036	113,000	98,978
Payless ShoeSource, Inc., 8.25%, 08/01/2013	980,000	973,875

		1,072,853

Textiles, Apparel & Luxury Goods 1.7%
Norcross Safety Products, LLC, Ser. B, 9.875%, 08/15/2011	130,000	135,200
Oxford Industries, Inc., 8.875%, 06/01/2011	1,250,000	1,256,250
Warnaco Group, Inc., 8.875%, 06/15/2013	960,000	1,015,200

		2,406,650

CONSUMER STAPLES 4.0%
Food & Staples Retailing 2.1%
Ingles Markets, Inc., 8.875%, 12/01/2011	1,015,000	1,042,912
Rite Aid Corp., 8.125%, 05/01/2010 (r)	1,440,000	1,456,200
SUPERVALU, Inc., 7.50%, 11/15/2014	435,000	449,138

		2,948,250

Food Products 0.9%
Del Monte Foods Co.:
6.75%, 02/15/2015	40,000	39,100
8.625%, 12/15/2012	1,098,000	1,125,450
Pilgrim’s Pride Corp., 8.375%, 05/01/2017	50,000	50,625
Smithfield Foods, Inc., 7.75%, 07/01/2017 (r)	110,000	113,850

		1,329,025

Household Products 0.4%
Church & Dwight Co., 6.00%, 12/15/2012 (r)	645,000	631,294

Personal Products 0.6%
Central Garden & Pet Co., 9.125%, 02/01/2013 (r)	885,000	849,600

ENERGY 13.3%
Energy Equipment & Services 2.5%
Bristow Group, Inc., 6.125%, 06/15/2013	1,035,000	1,016,887
Dresser-Rand Group, Inc., 7.375%, 11/01/2014	110,000	111,238
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	1,465,000	1,402,737
Parker Drilling Co., 9.625%, 10/01/2013	4,000	4,290
PHI, Inc., 7.125%, 04/15/2013	1,000,000	975,000

		3,510,152

See Notes to Financial Statements
10

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)	Principal
	Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels 10.8%
Chesapeake Energy Corp., 6.875%, 01/15/2016	$ 1,545,000	$ 1,545,000
Cimarex Energy Co., 7.125%, 05/01/2017 (r)	110,000	110,413
El Paso Corp., 7.00%, 06/15/2017 (r)	240,000	241,690
Encore Acquisition Co.:
6.00%, 07/15/2015	370,000	336,700
6.25%, 04/15/2014	200,000	187,000
Exco Resources, Inc., 7.25%, 01/15/2011	890,000	883,325
Forest Oil Corp., 7.75%, 05/01/2014	1,285,000	1,304,275
Frontier Oil Corp., 6.625%, 10/01/2011 (r)	970,000	970,000
Griffin Coal Mining Co., Ltd., 9.50%, 12/01/2016 144A	1,465,000	1,457,675
Mariner Energy, Inc., 8.00%, 05/15/2017	170,000	168,725
Peabody Energy Corp.:
5.875%, 04/15/2016	90,000	86,175
6.875%, 03/15/2013	1,375,000	1,388,750
Plains Exploration & Production Co., 7.75%, 06/15/2015 (r)	320,000	320,000
Regency Energy Partners, LP, 8.375%, 12/15/2013 144A (r)	830,000	877,725
Sabine Pass LNG, LP, 7.25%, 11/30/2013	1,250,000	1,231,250
Targa Resources, Inc., 8.50%, 11/01/2013 144A	780,000	791,700
Tesoro Corp., Ser. B:
6.50%, 06/01/2017 144A	60,000	59,550
6.625%, 11/01/2015	1,025,000	1,022,437
W&T Offshore, Inc., 8.25%, 06/15/2014 144A	140,000	136,500
Williams Cos., 7.125%, 09/01/2011	900,000	938,250
Williams Partners, LP, 7.25%, 02/01/2017	1,515,000	1,569,919

		15,627,059

FINANCIALS 13.1%
Capital Markets 0.2%
Nuveen Investments, Inc., 10.50%, 11/15/2015	275,000	275,000

Consumer Finance 6.8%
Ford Motor Credit Co., LLC:
5.70%, 01/15/2010	1,275,000	1,183,157
7.375%, 10/28/2009	2,650,000	2,556,951
9.75%, 09/15/2010	130,000	129,534
General Motors Acceptance Corp., LLC:
5.625%, 05/15/2009 (r)	1,205,000	1,148,393
6.81%, 05/15/2009	735,000	691,797
6.875%, 09/15/2011	2,700,000	2,490,396
7.75%, 01/19/2010	455,000	440,641
8.00%, 11/01/2031	745,000	690,361
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	505,000	450,712

		9,781,942

See Notes to Financial Statements
11

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Diversified Financial Services 0.9%
Leucadia National Corp., 8.125%, 09/15/2015	$ 1,275,000	$ 1,292,531

Insurance 0.3%
Crum & Forster Holdings Corp., 7.75%, 05/01/2017	490,000	488,775

Real Estate Investment Trusts 3.4%
Host Marriott Corp.:
7.125%, 11/01/2013 (r)	770,000	785,400
Ser. O, 6.375%, 03/15/2015	200,000	198,500
Ser. Q, 6.75%, 06/01/2016 (r)	955,000	959,775
Omega Healthcare Investors, Inc.:
7.00%, 04/01/2014	1,730,000	1,751,625
7.00%, 01/15/2016	305,000	307,287
Ventas, Inc., 7.125%, 06/01/2015	925,000	948,125

		4,950,712

Thrifts & Mortgage Finance 1.5%
Residential Capital, LLC:
6.375%, 06/30/2010	2,325,000	1,715,629
7.125%, 11/21/2008	310,000	261,235
7.875%, 06/30/2015	270,000	197,356

		2,174,220

HEALTH CARE 3.2%
Health Care Equipment & Supplies 0.3%
Universal Hospital Services, Inc., 8.50%, 06/01/2015 144A	422,000	431,495

Health Care Providers & Services 2.9%
HCA, Inc., 9.25%, 11/15/2016	2,350,000	2,479,250
Omnicare, Inc.:
6.125%, 06/01/2013	1,285,000	1,214,325
6.875%, 12/15/2015	490,000	472,850

		4,166,425

INDUSTRIALS 9.1%
Aerospace & Defense 4.5%
Alliant Techsystems, Inc., 6.75%, 04/01/2016 (r)	175,000	175,000
DRS Technologies, Inc.:
6.625%, 02/01/2016	490,000	487,550
7.625%, 02/01/2018 (r)	390,000	400,725
Hexcel Corp., 6.75%, 02/01/2015	190,000	187,625
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	2,950,000	2,891,000
6.375%, 10/15/2015	2,395,000	2,406,975

		6,548,875

See Notes to Financial Statements
12

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)	Principal
	Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Commercial Services & Supplies 2.7%
Browning-Ferris Industries, Inc.:
7.40%, 09/15/2035	$ 850,000	$ 803,250
9.25%, 05/01/2021	575,000	618,125
Corrections Corporation of America, 6.25%, 03/15/2013	995,000	993,806
Geo Group, Inc., 8.25%, 07/15/2013	1,235,000	1,256,613
Mobile Mini, Inc., 6.875%, 05/01/2015	220,000	210,100

		3,881,894

Machinery 0.9%
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	910,000	878,150
Manitowoc Co., 7.125%, 11/01/2013	465,000	465,000

		1,343,150

Road & Rail 0.8%
Avis Car Rental, LLC, 7.625%, 05/15/2014	825,000	820,875
Hertz Global Holdings, Inc.:
8.875%, 01/01/2014	235,000	243,225
10.50%, 01/01/2016 (r)	30,000	32,400

		1,096,500

Trading Companies & Distributors 0.2%
United Rentals, Inc., 6.50%, 02/15/2012	270,000	280,800

INFORMATION TECHNOLOGY 2.9%
Electronic Equipment & Instruments 1.0%
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	485,000	509,856
Flextonics International, Ltd., 7.47%, 10/01/2014	450,000	445,509
Sanmina-SCI Corp., FRN:
8.44%, 06/15/2010 144A	275,000	276,375
8.44%, 06/15/2014 144A	165,000	160,875

		1,392,615

IT Services 1.6%
First Data Corp.:
7.98%, 09/24/2014	650,000	624,793
9.875%, 09/24/2015	315,000	302,006
SunGard Data Systems, Inc., 4.875%, 01/15/2014 (r)	1,330,000	1,180,375
Unisys Corp., 7.875%, 04/01/2008	290,000	288,913

		2,396,087

Semiconductors & Semiconductor Equipment 0.3%
Freescale Semiconductor, Inc., 8.875%, 12/15/2014	440,000	418,550

See Notes to Financial Statements
13

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)	Principal
	Amount	Value

CORPORATE BONDS continued
MATERIALS 12.5%
Chemicals 6.8%
ARCO Chemical Co.:
9.80%, 02/01/2020	$ 340,000	$ 334,900
10.25%, 11/01/2010	50,000	53,000
Equistar Chemicals, LP, 10.625%, 05/01/2011	1,200,000	1,260,000
Koppers Holdings, Inc.:
9.875%, 10/15/2013	70,000	74,375
Sr. Disc. Note, Step Bond, 0.00%, 11/15/2014 †	705,000	608,063
Lyondell Chemical Co.:
6.875%, 06/15/2017 (r)	865,000	955,825
10.50%, 06/01/2013	2,325,000	2,516,812
Millenium America, Inc., 7.625%, 11/15/2026	520,000	449,800
Momentive Performance Materials, Inc.:
9.75%, 12/01/2014 144A	805,000	788,900
10.125%, 12/01/2014 144A	100,000	97,000
Mosaic Co.:
7.30%, 01/15/2028	400,000	398,000
7.625%, 12/01/2016 144A	675,000	730,687
Tronox Worldwide, LLC, 9.50%, 12/01/2012 (r)	1,635,000	1,585,950

		9,853,312

Construction Materials 0.7%
CPG International, Inc., 10.50%, 07/01/2013	965,000	969,825

Containers & Packaging 1.3%
Berry Plastics Holding Corp., 8.875%, 09/15/2014 (r)	313,000	322,390
Exopack Holding Corp., 11.25%, 02/01/2014	810,000	824,175
Graphic Packaging International, Inc.:
8.50%, 08/15/2011 (r)	160,000	163,200
9.50%, 08/15/2013 (r)	595,000	627,725

		1,937,490

Metals & Mining 1.5%
Dayton Superior Corp., 10.75%, 09/15/2008	165,000	167,888
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 02/01/2014	1,070,000	1,107,450
8.375%, 04/01/2017	830,000	910,925

		2,186,263

Paper & Forest Products 2.2%
Buckeye Technologies, Inc., 8.50%, 10/01/2013	270,000	279,450
Georgia Pacific Corp.:
8.00%, 01/15/2024 (r)	565,000	559,350
8.875%, 05/15/2031	595,000	597,975
Glatfelter, 7.125%, 05/01/2016	995,000	990,025
Verso Paper Holdings, LLC, 9.125%, 08/01/2014	720,000	747,000

		3,173,800

See Notes to Financial Statements
14

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)	Principal
	Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES 4.7%
Diversified Telecommunication Services 2.6%
Citizens Communications Co., 7.875%, 01/15/2027	$ 990,000	$ 977,625
Consolidated Communications, Inc., 9.75%, 04/01/2012	490,000	503,475
Qwest Communications International, Inc.:
6.50%, 06/01/2017 144A	795,000	787,050
7.875%, 09/01/2011	930,000	985,800
8.875%, 03/15/2012	420,000	462,000

		3,715,950

Wireless Telecommunication Services 2.1%
Dobson Cellular Systems, Inc.:
8.375%, 11/01/2011	460,000	489,900
9.875%, 11/01/2012	440,000	478,500
Rural Cellular Corp., 8.25%, 03/15/2012	1,960,000	2,053,100

		3,021,500

UTILITIES 10.5%
Electric Utilities 7.0%
Allegheny Energy Supply Co., 8.25%, 04/15/2012 144A	1,225,000	1,335,250
Aquila, Inc., 11.875%, 07/01/2012	1,685,000	2,131,525
CMS Energy Corp.:
6.55%, 07/17/2017	65,000	63,419
8.50%, 04/15/2011	165,000	177,746
Edison Mission Energy:
7.00%, 05/15/2017 144A	360,000	353,700
7.20%, 05/15/2019 144A	480,000	471,600
Mirant North America, LLC, 7.375%, 12/31/2013	1,630,000	1,660,563
NRG Energy, Inc., 7.375%, 02/01/2016	1,340,000	1,340,000
Orion Power Holdings, Inc., 12.00%, 05/01/2010	585,000	649,350
PSEG Energy Holdings, LLC, 10.00%, 10/01/2009	165,000	176,544
Reliant Energy, Inc.:
6.75%, 12/15/2014	1,645,000	1,682,012
7.875%, 06/15/2017 (r)	25,000	25,344

		10,067,053

Gas Utilities 1.5%
SEMCO Energy, Inc., 7.75%, 05/15/2013	2,125,000	2,248,896

Independent Power Producers & Energy Traders 2.0%
AES Corp.:
8.00%, 10/15/2017	880,000	892,100
8.75%, 05/15/2013 144A (r)	960,000	1,020,000
Dynegy, Inc., 7.50%, 06/01/2015 144A (r)	1,050,000	1,008,000

		2,920,100

Total Corporate Bonds (cost $129,600,738)		129,390,367

See Notes to Financial Statements
15

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)	Principal
	Amount	Value

YANKEE OBLIGATIONS - CORPORATE 8.6%
ENERGY 1.1%
Oil, Gas & Consumable Fuels 1.1%
OPTI Canada, Inc., 7.875%, 12/15/2014 144A	$ 1,550,000	$ 1,546,125

FINANCIALS 1.6%
Consumer Finance 0.9%
Avago Technologies Finance, Ltd., 10.125%, 12/01/2013	255,000	276,675
NXP Funding, LLC, 7.875%, 10/15/2014	45,000	44,156
Petroplus Finance, Ltd., 6.75%, 05/01/2014 144A	215,000	205,325
Virgin Media Finance plc, 9.125%, 08/15/2016 (r)	715,000	757,900

		1,284,056

Diversified Financial Services 0.7%
Ship Finance International, Ltd., 8.50%, 12/15/2013	1,045,000	1,073,738

INDUSTRIALS 1.1%
Road & Rail 1.1%
Kansas City Southern de Mexico:
7.375%, 06/01/2014 144A	745,000	746,862
9.375%, 05/01/2012 144A	823,000	876,495

		1,623,357

INFORMATION TECHNOLOGY 1.0%
Communications Equipment 0.9%
Nortel Networks Corp., 10.125%, 07/15/2013 144A	1,290,000	1,322,250

Semiconductors & Semiconductor Equipment 0.1%
Sensata Technologies, Inc., 8.00%, 05/01/2014 (r)	50,000	49,313

MATERIALS 2.8%
Metals & Mining 2.5%
Novelis, Inc., 7.25%, 02/15/2015	3,840,000	3,705,600

Paper & Forest Products 0.3%
Corporacion Durango SAB de CV, 10.50%, 10/05/2017 144A (r)	415,000	402,550

TELECOMMUNICATION SERVICES 0.5%
Wireless Telecommunication Services 0.5%
Inmarsat plc, Sr. Disc. Note, Step Bond, 10.375%, 11/15/2012 †	420,000	407,400
Intelsat, Ltd., 9.25%, 06/15/2016	300,000	312,750

		720,150

UTILITIES 0.2%
Electric Utilities 0.2%
InterGen NV, 9.00%, 06/30/2017 144A	300,000	318,750

Total Yankee Obligations - Corporate (cost $12,269,934)		12,045,889

See Notes to Financial Statements
16

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)	Principal
	Amount	Value

BANK LOANS 0.5%
CONSUMER DISCRETIONARY 0.1%
Catalina Marketing Corp., FRN, 8.07%, 10/11/2014	$ 100,000	$ 98,349

INDUSTRIALS 0.1%
Neff Corp. 2nd Lien, FRN, 9.19%, 11/30/2014	110,000	98,785

INFORMATION TECHNOLOGY 0.0%
First Data Corp., 7.98%, 09/24/2014	100,000	96,223

TELECOMMUNICATION SERVICES 0.3%
Telesat, FRN, 8.21%, 09/01/2014	390,000	384,996

Total Bank Loans (cost $673,880)		678,353

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 16.1%
REPURCHASE AGREEMENT ^ 16.1%
Lehman Brothers, Inc., 4.93%, dated 10/31/2007, maturing 11/01/2007,
maturity value $23,189,400 (cost $23,186,225)	23,186,225	23,186,225

Total Investments (cost $165,730,777) 114.5%		165,300,834
Other Assets and Liabilities (14.5%)		(20,917,718)

Net Assets 100.0%		$ 144,383,116

(r)	All or a portion of this security is on loan.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.
^	Collateralized by U.S. government agency obligations at period end.

Summary of Abbreviations
FRN	Floating Rate Note

The following table shows the percent of total investments (excluding collateral from securities on loan) by credit quality based on Moody’s and Standard & Poor’s rating as of October 31, 2007:

AAA	0.1%
BBB	4.0%
BB	40.6%
B	54.2%
NR	1.1%

100.0%

The following table shows the percent of total investments (excluding collateral from securities on loan) based on effective maturity as of October 31, 2007:

Less than 1 year	6.0%
1 to 3 year(s)	17.4%
3 to 5 years	14.7%
5 to 10 years	56.6%
10 to 20 years	3.5%
20 to 30 years	1.8%

100.0%

See Notes to Financial Statements
17

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2007 (unaudited)

Assets
Investments in securities, at value (cost $142,544,552) including $22,684,069 of securities
loaned	$ 142,114,609
Investments in repurchase agreement, at value (cost $23,186,225)	23,186,225

Total investments	165,300,834
Receivable for securities sold	1,416,928
Receivable for Fund shares sold	3,975
Interest receivable	3,318,098
Receivable for securities lending income	1,154
Prepaid expenses and other assets	38,336

Total assets	170,079,325

Liabilities
Dividends payable	558,785
Payable for securities purchased	818,253
Payable for Fund shares redeemed	244,180
Unrealized losses on credit default swap transactions	861
Deferred swap discount	25,114
Payable for securities on loan	23,186,225
Due to custodian bank	833,785
Advisory fee payable	1,975
Distribution Plan expenses payable	100
Due to other related parties	696
Accrued expenses and other liabilities	26,235

Total liabilities	25,696,209

Net assets	$ 144,383,116

Net assets represented by
Paid-in capital	$ 218,558,977
Overdistributed net investment income	(117,727)
Accumulated net realized losses on investments	(73,627,330)
Net unrealized losses on investments	(430,804)

Total net assets	$ 144,383,116

Net assets consists of
Class I	$ 129,783,446
Class IS	14,599,670

Total net assets	$ 144,383,116

Shares outstanding (unlimited number of shares authorized)
Class I	14,333,264
Class IS	1,612,343

Net asset value per share
Class I	$ 9.05
Class IS	$ 9.05

See Notes to Financial Statements
18

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2007 (unaudited)

Investment income
Interest	$ 5,949,149
Other	411,633
Income from affiliate	14,507
Securities lending	6,883

Total investment income	6,382,172

Expenses
Advisory fee	395,860
Distribution Plan expenses	18,658
Administrative services fee	78,637
Transfer agent fees	14,852
Trustees’ fees and expenses	19,387
Printing and postage expenses	13,474
Custodian and accounting fees	27,860
Registration and filing fees	16,593
Professional fees	14,849
Interest expense	22,658
Other	5,800

Total expenses	628,628
Less: Expense reductions	(1,511)

Net expenses	627,117

Net investment income	5,755,055

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	(1,516,258)
Credit default swap transactions	2,316

Net realized losses on investments	(1,513,942)
Net change in unrealized gains or losses on investments	(4,406,288)

Net realized and unrealized gains or losses on investments	(5,920,230)

Net decrease in net assets resulting from operations	$ (165,175)

See Notes to Financial Statements
19

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2007		Year Ended
	(unaudited)		April 30, 2007

Operations
Net investment income	$ 5,755,055		$ 21,215,755
Net realized losses on investments	(1,513,942)		(5,713,800)
Net change in unrealized gains or
losses on investments	(4,406,288)		8,191,937

Net increase (decrease) in net assets
resulting from operations	(165,175)		23,693,892

Distributions to shareholders from
Net investment income
Class I	(4,794,766)		(19,074,209)
Class IS	(482,528)		(941,017)
Tax basis return of capital
Class I	0		(366,471)
Class IS	0		(18,991)

Total distributions to shareholders	(5,277,294)		(20,400,688)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	886,278	7,982,986	4,247,860	38,269,750
Class IS	33,743	313,280	79,422	725,654

	8,296,266		38,995,404

Net asset value of shares issued in
reinvestment of distributions
Class I	184,673	1,672,191	1,025,688	9,279,762
Class IS	3,211	29,087	6,617	60,314

	1,701,278		9,340,076

Payment for shares redeemed
Class I	(4,970,475)	(45,451,376)	(34,441,793)	(312,988,771)
Class IS	(66,160)	(602,640)	(134,178)	(1,232,540)

	(46,054,016)		(314,221,311)

Net decrease in net assets resulting from
capital share transactions	(36,056,472)		(265,885,831)

Total decrease in net assets	(41,498,941)		(262,592,627)
Net assets
Beginning of period	185,882,057		448,474,684

End of period	$ 144,383,116		$ 185,882,057

Overdistributed net investment income	$ (117,727)		$ (595,488)

See Notes to Financial Statements
20

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION
Evergreen Select High Yield Bond Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class I and Class IS shares. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Class IS shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments
Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements
Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. When-issued and delayed delivery transactions
The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Securities lending
The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Credit default swaps
The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a “guarantor” and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. Any premiums or discounts received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The Fund may enter into credit default swaps as either the guarantor or the counter-party.

Swaps are marked-to-market daily based on quotations from market makers and any change in value is recorded as an unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

f. Security transactions and investment income
Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

g. Federal taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

h. Distributions
Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

i. Class allocations
Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.50% and declining to 0.45% as average daily net assets increase. For the six months ended October 31, 2007, the advisory fee was equivalent to 0.50% of the Fund’s average daily net assets (on an annualized basis).

Tattersall Advisory Group, Inc. (“TAG”), an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLAN
EIS also serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class IS shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares.

5. INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $87,721,672 and $113,791,491, respectively, for the six months ended October 31, 2007.

During the six months ended October 31, 2007, the Fund loaned securities to certain brokers. At October 31, 2007, the value of securities on loan and the total value of collateral received for securities loaned amounted to $22,684,069 and $23,186,225, respectively.

At October 31, 2007, the Fund had the following open credit default swap contracts outstanding:

				Fixed	Frequency
		Reference	Notional	Payments	of Payments	Unrealized
Expiration	Counterparty	Index	Amount	Made	Made	Loss

12/13/2049	Goldman	CMBX North	$250,000	0.27%	Quarterly	$861
	Sachs	America Index

On October 31, 2007, the aggregate cost of securities for federal income tax purposes was $165,786,041. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,480,662 and $1,965,869 respectively, with a net unrealized depreciation of $485,207.

As of April 30, 2007, the Fund had $71,966,781 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2009	2010	2011	2014	2015

$1,682,951	$5,561,023	$58,863,257	$904,357	$4,955,193

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. These losses are subject to certain limitations prescribed by the Internal Revenue Code.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of April 30, 2007, the Fund incurred and elected to defer post-October losses of $145,694.

6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended October 31, 2007, the Fund did not participate in the interfund lending program.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. EXPENSE REDUCTIONS
Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES
Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT
The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% .

During the six months ended October 31, 2007, the Fund had average borrowings outstanding of $387,323 (on an annualized basis) at an average rate of 5.85% and paid interest of $22,658.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS
Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

EIS has entered into an agreement with the NASD (now known as the Financial Industry Regulatory Authority (“FINRA”)) settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS
In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

26

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreements. In September 2007, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund, TAG (the “Sub-Advisor”), or EIMC, approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Select High Yield Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. (See “Certain Fund-Specific Considerations” below for a discussion regarding certain factors considered by the Trustees relating specifically to the Fund.) In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and any sub-advisors furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreements. The review process began at the time of the last advisory contract-renewal process in September 2006. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2006.

In spring 2007, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Keil Fiduciary Strategies LLC (“Keil”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC and the Sub-Advisor in response to the Committee’s requests and the information provided by Keil. The Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding, among other things, brokerage practices of the funds, the use of derivatives by the

27

ADDITIONAL INFORMATION (unaudited) continued

funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreements as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds, EIMC, and the Sub-Advisor with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC and the Sub-Advisor. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2006, and recent changes in compliance personnel at EIMC, including the appointment of a new Chief Compliance Officer for the funds.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed

28

ADDITIONAL INFORMATION (unaudited) continued

the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions who hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates generally provide a comprehensive investment management service to the funds. They noted that EIMC and the Sub-Advisor formulate and implement an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC and the Sub-Advisor were consistent with their respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

29

ADDITIONAL INFORMATION (unaudited) continued

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by the Sub-Advisor and EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive.

Certain Fund-specific considerations. The Trustees noted that, for the one-, three-, and five-year periods ended December 31, 2006, the Fund’s Class I shares had underperformed the broad-based securities index against which the Trustees compared the Fund’s performance and a majority of the funds against which the Trustees compared the Fund’s performance. The Trustees noted that the Fund’s portfolio management team had recently changed and that the new team’s performance record with the Fund was too short to allow for useful comparison to peers. The Trustees noted, however, that the Fund’s relative performance had improved since the appointment of the new portfolio management team.

The Trustees noted that the Fund’s management fee was at the median of the management fees paid by the funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

The Trustees considered information regarding the rates at which other clients pay advisory fees to EIMC or its affiliates for advisory services that are comparable to the advisory services they provide to the Fund. Fees charged by EIMC to those other clients were generally lower than those charged to the Fund. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC

30

ADDITIONAL INFORMATION (unaudited) continued

pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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35

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios as of 12/31/2006)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

36

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

37

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $285 billion in assets as of September 30, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

564357 rv5 12/2007

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

564357  rv5    12/2007

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: December 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: December 28, 2007

By: ________________________
Kasey Phillips
Principal Financial Officer

Date: December 28, 2007